UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-21852

Columbia Funds Series Trust II

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Daniel J. Beckman

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  January 31

Date of reporting period:  July 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
July 31, 2021
Columbia Income Builder Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Income Builder Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Income Builder Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks to provide shareholders with a high level of current income and growth of capital.
Portfolio management
Gene Tannuzzo, CFA
Lead Portfolio Manager
Managed Fund since 2010
Alexandre (Alex) Christensen, CFA
Portfolio Manager
Managed Fund since March 2021
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	02/16/06	4.94	13.54	7.19	6.31
	Including sales charges		-0.05	8.18	6.16	5.79
Advisor Class*		11/08/12	5.13	13.76	7.45	6.54
Class C	Excluding sales charges	02/16/06	4.53	12.63	6.38	5.51
	Including sales charges		3.53	11.63	6.38	5.51
Institutional Class		09/27/10	5.07	13.73	7.46	6.58
Institutional 2 Class*		11/08/12	5.14	13.88	7.49	6.58
Institutional 3 Class*		03/01/17	5.16	13.93	7.51	6.46
Class R		09/27/10	4.86	13.25	6.92	6.04
Blended Benchmark			4.68	8.75	5.23	5.39
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Russell 3000 Value Index			18.88	40.72	11.43	11.98
FTSE Three-Month U.S. Treasury Bill Index			0.02	0.07	1.14	0.60
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 65% Bloomberg Barclays U.S. Aggregate Bond Index, 25% Russell 3000 Value Index and 10% FTSE Three-Month U.S. Treasury Bill Index.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Value Index, an unmanaged index, measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.
The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Income Builder Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at July 31, 2021)
Equity Funds	22.1
Exchange-Traded Fixed Income Funds	1.6
Fixed Income Funds	76.3
Money Market Funds	0.0(a)
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Income Builder Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2021 — July 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,049.40	1,023.09	1.89	1.87	0.37	4.96	4.89	0.97
Advisor Class	1,000.00	1,000.00	1,051.30	1,024.33	0.61	0.61	0.12	3.68	3.63	0.72
Class C	1,000.00	1,000.00	1,045.30	1,019.35	5.71	5.64	1.12	8.77	8.66	1.72
Institutional Class	1,000.00	1,000.00	1,050.70	1,024.33	0.61	0.61	0.12	3.68	3.63	0.72
Institutional 2 Class	1,000.00	1,000.00	1,051.40	1,024.43	0.51	0.50	0.10	3.58	3.53	0.70
Institutional 3 Class	1,000.00	1,000.00	1,051.60	1,024.63	0.31	0.30	0.06	3.38	3.33	0.66
Class R	1,000.00	1,000.00	1,048.60	1,021.84	3.17	3.13	0.62	6.23	6.15	1.22
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
Columbia Income Builder Fund | Semiannual Report 2021	5

Portfolio of Investments
July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Equity Funds 22.1%
	Shares	Value ($)
Convertible 3.1%
Columbia Convertible Securities Fund, Institutional 3 Class(a)	1,780,150	52,674,648
Dividend Income 12.4%
Columbia Dividend Income Fund, Institutional 3 Class(a)	3,549,353	108,681,187
Columbia Dividend Opportunity Fund, Institutional 3 Class(a)	1,512,407	61,449,095
Columbia International Dividend Income Fund, Institutional 3 Class(a)	1,857,772	39,737,750
Total		209,868,032
Global Real Estate 2.2%
Columbia Real Estate Equity Fund, Institutional 3 Class(a)	2,390,420	36,525,613
U.S. Small Cap 4.4%
Columbia Small Cap Value Fund I, Institutional 3 Class(a)	1,382,588	73,484,554
Total Equity Funds (Cost $264,270,324)		372,552,847

Exchange-Traded Fixed Income Funds 1.6%

Multisector 1.6%
Columbia Diversified Fixed Income Allocation ETF(a)	1,250,000	27,137,500
Total Exchange-Traded Fixed Income Funds (Cost $24,980,249)		27,137,500

Fixed Income Funds 76.3%

Emerging Markets 6.6%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(a)	9,683,423	111,746,695
Fixed Income Funds (continued)
	Shares	Value ($)
Floating Rate 6.8%
Columbia Floating Rate Fund, Institutional 3 Class(a)	3,258,027	114,878,041
High Yield 11.1%
Columbia High Yield Bond Fund, Institutional 3 Class(a)	15,488,800	188,034,035
Investment Grade 51.8%
Columbia Corporate Income Fund, Institutional 3 Class(a)	22,161,830	245,774,695
Columbia Limited Duration Credit Fund, Institutional 3 Class(a)	9,762,601	101,921,552
Columbia Mortgage Opportunities Fund, Institutional 3 Class(a)	17,138,559	183,896,736
Columbia Quality Income Fund, Institutional 3 Class(a)	14,811,895	335,637,547
Columbia U.S. Treasury Index Fund, Institutional 3 Class(a)	664,411	7,859,985
Total		875,090,515
Total Fixed Income Funds (Cost $1,226,714,345)		1,289,749,286

Money Market Funds 0.0%

Columbia Government Money Market Fund, Institutional 3 Class, 0.011%(a),(b)	664,871	664,871
Total Money Market Funds (Cost $664,421)		664,871
Total Investments in Securities (Cost: $1,516,629,339)		1,690,104,504
Other Assets & Liabilities, Net		186,617
Net Assets		1,690,291,121
Notes to Portfolio of Investments
(a)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Convertible Securities Fund, Institutional 3 Class
	61,793,139	4,740,919	(8,785,307)	(5,074,103)	52,674,648	4,435,449	1,274,913	305,470	1,780,150
Columbia Corporate Income Fund, Institutional 3 Class
	198,345,666	61,069,266	(16,364,113)	2,723,876	245,774,695	—	(864,112)	2,510,368	22,161,830
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Income Builder Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Diversified Fixed Income Allocation ETF
	27,400,000	—	—	(262,500)	27,137,500	—	—	326,786	1,250,000
Columbia Dividend Income Fund, Institutional 3 Class
	93,046,054	823,842	(1,476,303)	16,287,594	108,681,187	—	283,918	823,842	3,549,353
Columbia Dividend Opportunity Fund, Institutional 3 Class
	53,525,768	830,340	(1,722,754)	8,815,741	61,449,095	—	37,467	830,340	1,512,407
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	103,401,760	8,866,248	—	(521,313)	111,746,695	—	—	1,770,337	9,683,423
Columbia Floating Rate Fund, Institutional 3 Class
	83,781,342	30,723,511	—	373,188	114,878,041	—	—	1,648,259	3,258,027
Columbia Government Money Market Fund, Institutional 3 Class, 0.011%
	664,838	32	—	1	664,871	—	—	33	664,871
Columbia High Yield Bond Fund, Institutional 3 Class
	182,470,161	4,111,778	(702,968)	2,155,064	188,034,035	—	1,121	4,111,778	15,488,800
Columbia International Dividend Income Fund, Institutional 3 Class
	36,460,511	416,263	(949,648)	3,810,624	39,737,750	—	106,486	416,263	1,857,772
Columbia Limited Duration Credit Fund, Institutional 3 Class
	83,434,035	18,603,264	—	(115,747)	101,921,552	—	—	502,928	9,762,601
Columbia Mortgage Opportunities Fund, Institutional 3 Class
	147,049,716	35,125,102	—	1,721,918	183,896,736	—	—	2,832,943	17,138,559
Columbia Quality Income Fund, Institutional 3 Class
	268,829,960	67,982,595	—	(1,175,008)	335,637,547	—	—	4,044,356	14,811,895
Columbia Real Estate Equity Fund, Institutional 3 Class
	35,319,043	1,301,549	(7,960,201)	7,865,222	36,525,613	892,754	339,798	408,795	2,390,420
Columbia Small Cap Value Fund I, Institutional 3 Class
	74,008,695	2,614,044	(13,813,002)	10,674,817	73,484,554	2,497,076	1,686,998	116,968	1,382,588
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	7,885,466	46,464	—	(71,945)	7,859,985	—	—	46,464	664,411
Total	1,457,416,154			47,207,429	1,690,104,504	7,825,279	2,866,589	20,695,930

(b)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
July 31, 2021 (Unaudited)
Fair value measurements  (continued)
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Equity Funds	372,552,847	—	—	372,552,847
Exchange-Traded Fixed Income Funds	27,137,500	—	—	27,137,500
Fixed Income Funds	1,289,749,286	—	—	1,289,749,286
Money Market Funds	664,871	—	—	664,871
Total Investments in Securities	1,690,104,504	—	—	1,690,104,504
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Income Builder Fund | Semiannual Report 2021

Statement of Assets and Liabilities
July 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Affiliated issuers (cost $1,516,629,339)	$1,690,104,504
Receivable for:
Capital shares sold	3,124,903
Dividends	2,193,502
Prepaid expenses	19,580
Other assets	28,309
Total assets	1,695,470,798
Liabilities
Payable for:
Investments purchased	3,785,220
Capital shares purchased	1,171,938
Management services fees	925
Distribution and/or service fees	12,007
Transfer agent fees	92,925
Compensation of board members	92,618
Compensation of chief compliance officer	155
Other expenses	23,889
Total liabilities	5,179,677
Net assets applicable to outstanding capital stock	$1,690,291,121
Represented by
Paid in capital	1,514,218,452
Total distributable earnings (loss)	176,072,669
Total - representing net assets applicable to outstanding capital stock	$1,690,291,121
Class A
Net assets	$955,390,821
Shares outstanding	71,658,023
Net asset value per share	$13.33
Maximum sales charge	4.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.99
Advisor Class
Net assets	$25,224,803
Shares outstanding	1,884,882
Net asset value per share	$13.38
Class C
Net assets	$194,037,769
Shares outstanding	14,487,600
Net asset value per share	$13.39
Institutional Class
Net assets	$416,608,839
Shares outstanding	31,242,910
Net asset value per share	$13.33
Institutional 2 Class
Net assets	$63,651,116
Shares outstanding	4,754,653
Net asset value per share	$13.39
Institutional 3 Class
Net assets	$24,402,415
Shares outstanding	1,824,450
Net asset value per share	$13.38
Class R
Net assets	$10,975,358
Shares outstanding	817,664
Net asset value per share	$13.42
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2021	9

Statement of Operations
Six Months Ended July 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — affiliated issuers	$20,695,930
Total income	20,695,930
Expenses:
Management services fees	159,186
Distribution and/or service fees
Class A	1,161,132
Class C	934,125
Class R	22,442
Transfer agent fees
Class A	337,370
Advisor Class	8,462
Class C	67,861
Institutional Class	135,687
Institutional 2 Class	14,581
Institutional 3 Class	1,280
Class R	3,261
Compensation of board members	28,232
Custodian fees	3,301
Printing and postage fees	37,594
Registration fees	78,978
Audit fees	5,455
Legal fees	12,688
Compensation of chief compliance officer	141
Other	9,926
Total expenses	3,021,702
Net investment income	17,674,228
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — affiliated issuers	2,866,589
Capital gain distributions from underlying affiliated funds	7,825,279
Net realized gain	10,691,868
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	47,207,429
Net change in unrealized appreciation (depreciation)	47,207,429
Net realized and unrealized gain	57,899,297
Net increase in net assets resulting from operations	$75,573,525
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Income Builder Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
Operations
Net investment income	$17,674,228	$37,523,289
Net realized gain	10,691,868	32,596,243
Net change in unrealized appreciation (depreciation)	47,207,429	54,957,401
Net increase in net assets resulting from operations	75,573,525	125,076,933
Distributions to shareholders
Net investment income and net realized gains
Class A	(22,519,952)	(34,562,831)
Advisor Class	(604,034)	(1,126,538)
Class C	(3,813,389)	(7,233,626)
Institutional Class	(9,823,103)	(13,077,974)
Institutional 2 Class	(1,371,526)	(1,433,119)
Institutional 3 Class	(536,150)	(616,501)
Class R	(217,406)	(244,581)
Total distributions to shareholders	(38,885,560)	(58,295,170)
Increase (decrease) in net assets from capital stock activity	196,197,177	(23,095,268)
Total increase in net assets	232,885,142	43,686,495
Net assets at beginning of period	1,457,405,979	1,413,719,484
Net assets at end of period	$1,690,291,121	$1,457,405,979
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2021	11

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	July 31, 2021 (Unaudited)		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	7,144,237	95,215,886	10,137,823	127,104,078
Distributions reinvested	1,663,509	22,155,777	2,738,750	33,668,889
Redemptions	(5,025,408)	(67,017,622)	(11,212,431)	(135,699,738)
Net increase	3,782,338	50,354,041	1,664,142	25,073,229
Advisor Class
Subscriptions	447,592	5,998,235	1,214,486	14,715,402
Distributions reinvested	42,594	569,435	86,462	1,058,838
Redemptions	(223,524)	(2,993,706)	(1,845,617)	(22,858,292)
Net increase (decrease)	266,662	3,573,964	(544,669)	(7,084,052)
Class C
Subscriptions	2,780,064	37,221,072	2,379,258	29,572,910
Distributions reinvested	278,165	3,721,267	571,445	7,061,726
Redemptions	(2,229,017)	(29,860,399)	(6,730,170)	(84,916,078)
Net increase (decrease)	829,212	11,081,940	(3,779,467)	(48,281,442)
Institutional Class
Subscriptions	9,410,642	125,430,998	6,732,729	82,606,924
Distributions reinvested	695,572	9,265,433	1,013,349	12,454,756
Redemptions	(2,967,562)	(39,582,253)	(8,809,239)	(104,269,592)
Net increase (decrease)	7,138,652	95,114,178	(1,063,161)	(9,207,912)
Institutional 2 Class
Subscriptions	2,100,278	28,107,908	1,927,862	23,378,680
Distributions reinvested	102,566	1,371,520	115,508	1,433,118
Redemptions	(419,324)	(5,625,476)	(1,052,906)	(12,033,158)
Net increase	1,783,520	23,853,952	990,464	12,778,640
Institutional 3 Class
Subscriptions	697,966	9,348,243	363,638	4,497,140
Distributions reinvested	40,068	535,373	49,966	616,488
Redemptions	(83,650)	(1,119,543)	(287,705)	(3,496,588)
Net increase	654,384	8,764,073	125,899	1,617,040
Class R
Subscriptions	372,086	4,999,391	324,481	4,043,447
Distributions reinvested	16,182	217,001	19,605	243,572
Redemptions	(131,254)	(1,761,363)	(186,077)	(2,277,790)
Net increase	257,014	3,455,029	158,009	2,009,229
Total net increase (decrease)	14,711,782	196,197,177	(2,448,783)	(23,095,268)
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Income Builder Fund | Semiannual Report 2021

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Columbia Income Builder Fund | Semiannual Report 2021	13

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.01	0.15	0.49	0.64	(0.16)	(0.16)	(0.32)
Year Ended 1/31/2021	$12.35	0.34	0.85	1.19	(0.42)	(0.11)	(0.53)
Year Ended 1/31/2020	$11.70	0.35	0.78	1.13	(0.37)	(0.11)	(0.48)
Year Ended 1/31/2019	$12.08	0.36	(0.28)	0.08	(0.35)	(0.11)	(0.46)
Year Ended 1/31/2018	$11.62	0.37	0.51	0.88	(0.42)	—	(0.42)
Year Ended 1/31/2017	$10.69	0.32	0.99	1.31	(0.34)	(0.04)	(0.38)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.17	0.50	0.67	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2021	$12.39	0.37	0.85	1.22	(0.45)	(0.11)	(0.56)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.65	0.41	0.51	0.92	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.72	0.35	0.98	1.33	(0.36)	(0.04)	(0.40)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.07	0.10	0.49	0.59	(0.11)	(0.16)	(0.27)
Year Ended 1/31/2021	$12.40	0.25	0.86	1.11	(0.33)	(0.11)	(0.44)
Year Ended 1/31/2020	$11.75	0.26	0.78	1.04	(0.28)	(0.11)	(0.39)
Year Ended 1/31/2019	$12.13	0.27	(0.28)	(0.01)	(0.26)	(0.11)	(0.37)
Year Ended 1/31/2018	$11.66	0.28	0.52	0.80	(0.33)	—	(0.33)
Year Ended 1/31/2017	$10.74	0.24	0.97	1.21	(0.25)	(0.04)	(0.29)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.01	0.17	0.49	0.66	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2021	$12.35	0.37	0.85	1.22	(0.45)	(0.11)	(0.56)
Year Ended 1/31/2020	$11.70	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.08	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.62	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.70	0.35	0.97	1.32	(0.36)	(0.04)	(0.40)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.06	0.17	0.50	0.67	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2021	$12.39	0.38	0.86	1.24	(0.46)	(0.11)	(0.57)
Year Ended 1/31/2020	$11.74	0.38	0.78	1.16	(0.40)	(0.11)	(0.51)
Year Ended 1/31/2019	$12.12	0.39	(0.28)	0.11	(0.38)	(0.11)	(0.49)
Year Ended 1/31/2018	$11.66	0.41	0.50	0.91	(0.45)	—	(0.45)
Year Ended 1/31/2017	$10.73	0.36	0.98	1.34	(0.37)	(0.04)	(0.41)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Income Builder Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.33	4.94%	0.37%(c)	0.37%(c)	2.23%(c)	3%	$955,391
Year Ended 1/31/2021	$13.01	10.00%	0.38%	0.38%(d)	2.83%	22%	$882,861
Year Ended 1/31/2020	$12.35	9.82%	0.38%	0.38%(d)	2.89%	16%	$817,461
Year Ended 1/31/2019	$11.70	0.75%	0.38%	0.38%(d)	3.08%	20%	$747,121
Year Ended 1/31/2018	$12.08	7.71%	0.38%	0.38%(d)	3.10%	13%	$779,270
Year Ended 1/31/2017	$11.62	12.37%	0.40%	0.40%(d)	2.84%	22%	$934,770
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.38	5.13%	0.12%(c)	0.12%(c)	2.48%(c)	3%	$25,225
Year Ended 1/31/2021	$13.05	10.24%	0.13%	0.13%(d)	3.06%	22%	$21,125
Year Ended 1/31/2020	$12.39	10.05%	0.13%	0.13%(d)	3.12%	16%	$26,795
Year Ended 1/31/2019	$11.74	1.00%	0.13%	0.13%(d)	3.35%	20%	$14,605
Year Ended 1/31/2018	$12.12	8.04%	0.13%	0.13%(d)	3.44%	13%	$11,356
Year Ended 1/31/2017	$11.65	12.62%	0.15%	0.15%(d)	3.06%	22%	$5,694
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.39	4.53%	1.12%(c)	1.12%(c)	1.49%(c)	3%	$194,038
Year Ended 1/31/2021	$13.07	9.22%	1.13%	1.13%(d)	2.06%	22%	$178,448
Year Ended 1/31/2020	$12.40	8.96%	1.13%	1.13%(d)	2.15%	16%	$216,206
Year Ended 1/31/2019	$11.75	(0.01%)	1.13%	1.13%(d)	2.32%	20%	$204,048
Year Ended 1/31/2018	$12.13	6.97%	1.13%	1.13%(d)	2.38%	13%	$233,307
Year Ended 1/31/2017	$11.66	11.39%	1.15%	1.15%(d)	2.09%	22%	$233,910
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.33	5.07%	0.12%(c)	0.12%(c)	2.49%(c)	3%	$416,609
Year Ended 1/31/2021	$13.01	10.28%	0.13%	0.13%(d)	3.08%	22%	$313,565
Year Ended 1/31/2020	$12.35	10.09%	0.13%	0.13%(d)	3.14%	16%	$310,774
Year Ended 1/31/2019	$11.70	1.00%	0.13%	0.13%(d)	3.34%	20%	$237,185
Year Ended 1/31/2018	$12.08	7.98%	0.13%	0.13%(d)	3.49%	13%	$216,898
Year Ended 1/31/2017	$11.62	12.55%	0.15%	0.15%(d)	3.11%	22%	$44,030
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.39	5.14%	0.10%(c)	0.10%(c)	2.52%(c)	3%	$63,651
Year Ended 1/31/2021	$13.06	10.35%	0.11%	0.11%	3.12%	22%	$38,800
Year Ended 1/31/2020	$12.39	10.07%	0.11%	0.11%	3.15%	16%	$24,549
Year Ended 1/31/2019	$11.74	1.01%	0.12%	0.12%	3.36%	20%	$8,594
Year Ended 1/31/2018	$12.12	7.97%	0.12%	0.12%	3.47%	13%	$6,969
Year Ended 1/31/2017	$11.66	12.66%	0.10%	0.10%	3.16%	22%	$2,531
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2021	15

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.17	0.50	0.67	(0.18)	(0.16)	(0.34)
Year Ended 1/31/2021	$12.38	0.38	0.86	1.24	(0.46)	(0.11)	(0.57)
Year Ended 1/31/2020	$11.74	0.39	0.77	1.16	(0.41)	(0.11)	(0.52)
Year Ended 1/31/2019	$12.12	0.40	(0.28)	0.12	(0.39)	(0.11)	(0.50)
Year Ended 1/31/2018(e)	$11.78	0.42	0.35	0.77	(0.43)	—	(0.43)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.09	0.13	0.50	0.63	(0.14)	(0.16)	(0.30)
Year Ended 1/31/2021	$12.42	0.32	0.85	1.17	(0.39)	(0.11)	(0.50)
Year Ended 1/31/2020	$11.77	0.32	0.78	1.10	(0.34)	(0.11)	(0.45)
Year Ended 1/31/2019	$12.15	0.33	(0.28)	0.05	(0.32)	(0.11)	(0.43)
Year Ended 1/31/2018	$11.68	0.35	0.51	0.86	(0.39)	—	(0.39)
Year Ended 1/31/2017	$10.75	0.30	0.98	1.28	(0.31)	(0.04)	(0.35)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Income Builder Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.38	5.16%	0.06%(c)	0.06%(c)	2.56%(c)	3%	$24,402
Year Ended 1/31/2021	$13.05	10.40%	0.06%	0.06%	3.15%	22%	$15,267
Year Ended 1/31/2020	$12.38	10.04%	0.06%	0.06%	3.21%	16%	$12,931
Year Ended 1/31/2019	$11.74	1.06%	0.06%	0.06%	3.46%	20%	$7,006
Year Ended 1/31/2018(e)	$12.12	6.61%	0.07%(c)	0.07%(c)	3.85%(c)	13%	$4,526
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.42	4.86%	0.62%(c)	0.62%(c)	2.00%(c)	3%	$10,975
Year Ended 1/31/2021	$13.09	9.75%	0.63%	0.63%(d)	2.59%	22%	$7,340
Year Ended 1/31/2020	$12.42	9.48%	0.63%	0.63%(d)	2.63%	16%	$5,002
Year Ended 1/31/2019	$11.77	0.49%	0.63%	0.63%(d)	2.84%	20%	$2,825
Year Ended 1/31/2018	$12.15	7.49%	0.63%	0.63%(d)	2.91%	13%	$2,251
Year Ended 1/31/2017	$11.68	12.02%	0.65%	0.65%(d)	2.61%	22%	$1,614
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Income Builder Fund | Semiannual Report 2021	17

Notes to Financial Statements
July 31, 2021 (Unaudited)
Note 1. Organization
Columbia Income Builder Fund (the Fund), a series of Columbia Funds Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
The Fund is a “fund-of-funds”, investing significantly in funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates (Underlying Funds). The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at www.columbiathreadneedleus.com/resources/literature.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
18	Columbia Income Builder Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Income Builder Fund | Semiannual Report 2021	19

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.02% of the Fund’s daily net assets.
In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the Underlying Funds in which the Fund invests. Because the Underlying Funds have varied expense and fee levels and the Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
20	Columbia Income Builder Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
For the six months ended July 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.07
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at the maximum annual rates of up to 0.25%, 1.00% and 0.50% of the Fund’s average daily net assets attributable to Class A, Class C and Class R shares, respectively. For Class C shares, of the 1.00% fee, up to 0.75% can be reimbursed for distribution expenses and up to an additional 0.25% can be reimbursed for shareholder servicing expenses. For Class R shares, of the 0.50% fee, up to 0.25% can be reimbursed for shareholder servicing expenses.
The amount of distribution and shareholder services expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $1,721,000 for Class C shares. This amount is based on the most recent information available as of June 30, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution and/or shareholder services fee is reduced.
Sales charges
Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares for the six months ended July 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	4.75	0.50 - 1.00(a)	657,890
Class C	—	1.00(b)	5,869

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Income Builder Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2021 through May 31, 2022	Prior to June 1, 2021
Class A	0.54%	0.54%
Advisor Class	0.29	0.29
Class C	1.29	1.29
Institutional Class	0.29	0.29
Institutional 2 Class	0.28	0.27
Institutional 3 Class	0.23	0.23
Class R	0.79	0.79
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,516,629,000	173,524,000	(48,000)	173,476,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
22	Columbia Income Builder Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $237,255,184 and $54,640,884, respectively, for the six months ended July 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended July 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month London Interbank Offered Rate (LIBOR) rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. Most LIBOR settings will no longer be published after December 31, 2021, and a majority of U.S. dollar LIBOR settings will cease publication after June 30, 2023. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended July 31, 2021.
Note 8. Significant risks
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events
Columbia Income Builder Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
Shareholder concentration risk
At July 31, 2021, affiliated shareholders of record owned 61.1% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
24	Columbia Income Builder Fund | Semiannual Report 2021

 Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
 Approval of Management Agreement
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Income Builder Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to benchmarks;
Columbia Income Builder Fund | Semiannual Report 2021	25

Approval of Management Agreement  (continued)

•	Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
26	Columbia Income Builder Fund | Semiannual Report 2021

Approval of Management Agreement  (continued)

After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Fund among its comparison group, (iv) the Fund’s performance relative to peers and benchmarks and (v) the net assets of the Fund. The Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Columbia Income Builder Fund | Semiannual Report 2021	27

Approval of Management Agreement  (continued)

Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered that the Management Agreement provides for a fee that is already at a relatively low level that does not include pre-established breakpoints, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
28	Columbia Income Builder Fund | Semiannual Report 2021

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Columbia Income Builder Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR163_01_L01_(09/21)

SemiAnnual Report
July 31, 2021
Columbia Capital Allocation Portfolios
Columbia Capital Allocation Conservative Portfolio
Columbia Capital Allocation Moderate Conservative Portfolio
Columbia Capital Allocation Moderate Portfolio
Columbia Capital Allocation Moderate Aggressive Portfolio
Columbia Capital Allocation Aggressive Portfolio
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Funds, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Funds, you can call 800.345.6611 to let the Funds know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Funds.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

Columbia Capital Allocation Portfolios  |  Semiannual Report 2021

Fund at a Glance
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	3.93	7.74	5.04	4.59
	Including sales charges		-1.01	2.62	4.01	4.09
Advisor Class*		06/13/13	4.09	7.97	5.29	4.79
Class C	Excluding sales charges	03/04/04	3.66	6.99	4.26	3.82
	Including sales charges		2.66	5.99	4.26	3.82
Institutional Class		09/27/10	4.16	8.12	5.30	4.86
Institutional 2 Class*		06/13/13	4.10	8.10	5.33	4.84
Institutional 3 Class*		06/13/13	4.23	8.16	5.39	4.88
Class R		09/27/10	3.90	7.59	4.78	4.34
Blended Benchmark			3.33	6.62	5.63	5.22
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Russell 3000 Index			17.58	38.73	17.36	15.16
Returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 66% Bloomberg Barclays U.S. Aggregate Bond Index, 15% Russell 3000 Index, 10% FTSE Three-Month U.S. Treasury Bill Index, 5% MSCI EAFE Index (Net) and 4% Bloomberg Barclays U.S. Corporate High-Yield Index. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	3

Fund at a Glance   (continued)
Columbia Capital Allocation Conservative Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2021)
Common Stocks	0.0(a)
Equity Funds	21.0
Fixed Income Funds	70.1
Money Market Funds	8.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
4	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Conservative Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate conservative level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	6.50	13.21	7.00	6.18
	Including sales charges		0.37	6.72	5.73	5.55
Advisor Class*		11/08/12	6.71	13.54	7.28	6.42
Class C	Excluding sales charges	10/15/96	6.12	12.48	6.20	5.39
	Including sales charges		5.12	11.48	6.20	5.39
Institutional Class		10/15/96	6.56	13.42	7.24	6.44
Institutional 2 Class*		11/08/12	6.72	13.56	7.29	6.46
Institutional 3 Class*		06/13/13	6.66	13.54	7.33	6.48
Class R		01/23/06	6.36	12.90	6.72	5.92
Blended Benchmark			5.64	11.94	7.60	6.83
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Russell 3000 Index			17.58	38.73	17.36	15.16
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 55.5% Bloomberg Barclays U.S. Aggregate Bond Index, 26% Russell 3000 Index, 9% MSCI EAFE Index (Net), 5% FTSE Three-Month U.S. Treasury Bill Index and 4.5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The FTSE Three-Month U.S. Treasury Bill Index, an unmanaged index, is representative of the performance of three-month Treasury bills. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	5

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2021)
Common Stocks	0.0(a)
Equity Funds	36.0
Fixed Income Funds	60.1
Money Market Funds	3.9
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
6	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	8.42	18.64	9.05	7.74
	Including sales charges		2.16	11.77	7.76	7.10
Advisor Class*		06/13/13	8.51	18.83	9.31	7.95
Class C	Excluding sales charges	03/04/04	7.91	17.64	8.24	6.93
	Including sales charges		6.91	16.64	8.24	6.93
Institutional Class		09/27/10	8.57	18.96	9.34	8.01
Institutional 2 Class*		06/13/13	8.52	18.95	9.35	7.99
Institutional 3 Class*		06/13/13	8.53	18.99	9.40	8.05
Class R		09/27/10	8.22	18.31	8.77	7.46
Blended Benchmark			7.80	17.59	9.68	8.45
Russell 3000 Index			17.58	38.73	17.36	15.16
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 42.5% Bloomberg Barclays U.S. Aggregate Bond Index, 37% Russell 3000 Index, 11% MSCI EAFE Index (Net), 7.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 2% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	7

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2021)
Common Stocks	0.0(a)
Equity Funds	51.1
Fixed Income Funds	46.2
Money Market Funds	2.7
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
8	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Fund at a Glance
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Moderate Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with a moderate aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2009
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	10/15/96	10.56	23.42	10.78	8.81
	Including sales charges		4.17	16.36	9.47	8.17
Advisor Class*		11/08/12	10.82	23.83	11.07	9.06
Class C	Excluding sales charges	10/15/96	10.21	22.51	9.94	8.01
	Including sales charges		9.21	21.51	9.94	8.01
Institutional Class		10/15/96	10.73	23.79	11.06	9.10
Institutional 2 Class*		11/08/12	10.77	23.80	11.10	9.13
Institutional 3 Class*		06/13/13	10.79	23.85	11.15	9.14
Class R		01/23/06	10.52	23.14	10.51	8.56
Class V	Excluding sales charges	03/07/11	10.56	23.42	10.78	8.80
	Including sales charges		4.17	16.36	9.47	8.15
Blended Benchmark			9.90	23.05	11.55	9.85
Russell 3000 Index			17.58	38.73	17.36	15.16
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 49% Russell 3000 Index, 28.5% Bloomberg Barclays U.S. Aggregate Bond Index, 12% MSCI EAFE Index (Net), 6.5% Bloomberg Barclays U.S. Corporate High-Yield Index and 4% MSCI Emerging Markets Index (Net). The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	9

Fund at a Glance   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio (Unaudited)
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2021)
Common Stocks	0.0(a)
Equity Funds	66.3
Fixed Income Funds	31.2
Money Market Funds	2.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
10	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Fund at a Glance
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Investment objective
Columbia Capital Allocation Aggressive Portfolio (the Fund) is designed for investors seeking the highest level of total return that is consistent with an aggressive level of risk.
Portfolio management
Anwiti Bahuguna, Ph.D.
Lead Portfolio Manager
Managed Fund since 2010
Dan Boncarosky, CFA
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended July 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	03/04/04	13.11	28.99	12.38	10.10
	Including sales charges		6.63	21.61	11.05	9.45
Advisor Class*		06/13/13	13.31	29.40	12.68	10.32
Class C	Excluding sales charges	03/04/04	12.69	28.03	11.55	9.27
	Including sales charges		11.69	27.03	11.55	9.27
Institutional Class		09/27/10	13.28	29.33	12.68	10.38
Institutional 2 Class*		06/13/13	13.32	29.42	12.70	10.37
Institutional 3 Class*		06/13/13	13.34	29.39	12.76	10.41
Class R		09/27/10	13.08	28.76	12.11	9.83
Blended Benchmark			11.94	28.56	13.30	11.12
Russell 3000 Index			17.58	38.73	17.36	15.16
Bloomberg Barclays U.S. Aggregate Bond Index			0.21	-0.70	3.13	3.35
Returns for Class A shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Class A shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Blended Benchmark consists of 60% Russell 3000 Index, 15% Bloomberg Barclays U.S. Aggregate Bond Index, 14% MSCI EAFE Index (Net), 6% MSCI Emerging Markets Index (Net) and 5% Bloomberg Barclays U.S. Corporate High-Yield Index. The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI Emerging Markets Index (Net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The Bloomberg Barclays U.S. Corporate High-Yield Index is a market value-weighted index, which covers the U.S. non-investment-grade fixed-rate debt market.
The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage passthroughs), asset-backed securities, and commercial mortgage-backed securities.
The “Bloomberg Barclays” indices will be re-branded as the “Bloomberg” indices effective August 24, 2021.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net) and the MSCI Emerging Markets Index (Net), which reflect reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	11

Fund at a Glance   (continued)
Columbia Capital Allocation Aggressive Portfolio (Unaudited)
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Portfolio breakdown (%) (at July 31, 2021)
Common Stocks	0.0(a)
Equity Funds	78.4
Fixed Income Funds	19.1
Money Market Funds	2.5
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
12	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
In addition to the ongoing expenses which the Fund bears directly, the Fund’s shareholders indirectly bear the Fund’s allocable share of the costs and expenses of each underlying fund in which the Fund invests. You can also estimate the effective expenses paid during the period, which includes the indirect fees associated with investing in the underlying funds, by using the amounts listed in the “Effective expenses paid during the period” column.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
February 1, 2021 — July 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Conservative Portfolio
Class A	1,000.00	1,000.00	1,039.30	1,022.44	2.54	2.52	0.50	4.73	4.69	0.93
Advisor Class	1,000.00	1,000.00	1,040.90	1,023.68	1.27	1.26	0.25	3.46	3.43	0.68
Class C	1,000.00	1,000.00	1,036.60	1,018.70	6.35	6.29	1.25	8.53	8.46	1.68
Institutional Class	1,000.00	1,000.00	1,041.60	1,023.68	1.27	1.26	0.25	3.46	3.43	0.68
Institutional 2 Class	1,000.00	1,000.00	1,041.00	1,023.73	1.22	1.21	0.24	3.41	3.38	0.67
Institutional 3 Class	1,000.00	1,000.00	1,042.30	1,023.98	0.97	0.96	0.19	3.16	3.13	0.62
Class R	1,000.00	1,000.00	1,039.00	1,021.19	3.81	3.78	0.75	6.00	5.95	1.18
Columbia Capital Allocation Portfolios | Semiannual Report 2021	13

Understanding Your Fund’s Expenses  (continued)
(Unaudited)
February 1, 2021 — July 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)	Effective expenses paid during the period ($)		Fund’s effective annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual	Actual	Hypothetical	Actual
Columbia Capital Allocation Moderate Conservative Portfolio
Class A	1,000.00	1,000.00	1,065.00	1,022.84	2.16	2.12	0.42	4.69	4.59	0.91
Advisor Class	1,000.00	1,000.00	1,067.10	1,024.08	0.88	0.86	0.17	3.40	3.33	0.66
Class C	1,000.00	1,000.00	1,061.20	1,019.10	6.01	5.89	1.17	8.53	8.36	1.66
Institutional Class	1,000.00	1,000.00	1,065.60	1,024.08	0.88	0.86	0.17	3.40	3.33	0.66
Institutional 2 Class	1,000.00	1,000.00	1,067.20	1,024.18	0.77	0.76	0.15	3.30	3.23	0.64
Institutional 3 Class	1,000.00	1,000.00	1,066.60	1,024.38	0.57	0.56	0.11	3.09	3.03	0.60
Class R	1,000.00	1,000.00	1,063.60	1,021.59	3.45	3.38	0.67	5.97	5.85	1.16
Columbia Capital Allocation Moderate Portfolio
Class A	1,000.00	1,000.00	1,084.20	1,023.04	1.97	1.92	0.38	4.88	4.74	0.94
Advisor Class	1,000.00	1,000.00	1,085.10	1,024.28	0.68	0.66	0.13	3.59	3.48	0.69
Class C	1,000.00	1,000.00	1,079.10	1,019.35	5.81	5.64	1.12	8.71	8.46	1.68
Institutional Class	1,000.00	1,000.00	1,085.70	1,024.28	0.68	0.66	0.13	3.59	3.48	0.69
Institutional 2 Class	1,000.00	1,000.00	1,085.20	1,024.33	0.62	0.61	0.12	3.54	3.43	0.68
Institutional 3 Class	1,000.00	1,000.00	1,085.30	1,024.53	0.42	0.40	0.08	3.33	3.23	0.64
Class R	1,000.00	1,000.00	1,082.20	1,021.79	3.27	3.18	0.63	6.18	6.00	1.19
Columbia Capital Allocation Moderate Aggressive Portfolio
Class A	1,000.00	1,000.00	1,105.60	1,022.94	2.10	2.02	0.40	5.25	5.04	1.00
Advisor Class	1,000.00	1,000.00	1,108.20	1,024.18	0.79	0.76	0.15	3.94	3.78	0.75
Class C	1,000.00	1,000.00	1,102.10	1,019.25	5.97	5.74	1.14	9.12	8.76	1.74
Institutional Class	1,000.00	1,000.00	1,107.30	1,024.18	0.79	0.76	0.15	3.94	3.78	0.75
Institutional 2 Class	1,000.00	1,000.00	1,107.70	1,024.33	0.63	0.61	0.12	3.78	3.63	0.72
Institutional 3 Class	1,000.00	1,000.00	1,107.90	1,024.58	0.37	0.35	0.07	3.52	3.38	0.67
Class R	1,000.00	1,000.00	1,105.20	1,021.69	3.41	3.28	0.65	6.56	6.30	1.25
Class V	1,000.00	1,000.00	1,105.60	1,022.94	2.10	2.02	0.40	5.25	5.04	1.00
Columbia Capital Allocation Aggressive Portfolio
Class A	1,000.00	1,000.00	1,131.10	1,022.99	2.07	1.97	0.39	5.42	5.14	1.02
Advisor Class	1,000.00	1,000.00	1,133.10	1,024.23	0.74	0.71	0.14	4.09	3.89	0.77
Class C	1,000.00	1,000.00	1,126.90	1,019.25	6.05	5.74	1.14	9.39	8.91	1.77
Institutional Class	1,000.00	1,000.00	1,132.80	1,024.23	0.74	0.71	0.14	4.09	3.89	0.77
Institutional 2 Class	1,000.00	1,000.00	1,133.20	1,024.33	0.64	0.61	0.12	3.99	3.79	0.75
Institutional 3 Class	1,000.00	1,000.00	1,133.40	1,024.58	0.37	0.35	0.07	3.72	3.53	0.70
Class R	1,000.00	1,000.00	1,130.80	1,021.74	3.40	3.23	0.64	6.75	6.40	1.27
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Effective expenses paid during the period and the Fund’s effective annualized expense ratio include expenses borne directly to the class plus the Fund’s pro rata portion of the ongoing expenses charged by the underlying funds using the expense ratio of each class of the underlying funds as of the underlying fund’s most recent shareholder report.
14	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments
Columbia Capital Allocation Conservative Portfolio, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Hotels, Restaurants & Leisure —%
Diamond Resorts International, Inc. Escrow(a),(b),(c)	211	—
Total Consumer Discretionary		—
Total Common Stocks (Cost $—)		—

Equity Funds 21.0%
	Shares	Value ($)
International 5.0%
Columbia Overseas Core Fund, Institutional 3 Class(d)	1,084,169	12,370,374
U.S. Large Cap 14.5%
Columbia Contrarian Core Fund, Institutional 3 Class(d)	326,444	12,026,198
Columbia Disciplined Core Fund, Institutional 3 Class(d)	763,337	12,045,455
Columbia Select Large Cap Equity Fund, Institutional 3 Class(d)	628,620	11,987,782
Total		36,059,435
U.S. Small Cap 1.5%
Columbia Select Small Cap Value Fund, Institutional 3 Class(d)	69,248	1,857,230
Columbia Small Cap Growth Fund, Institutional 3 Class(b),(d)	53,924	1,926,712
Total		3,783,942
Total Equity Funds (Cost $41,068,099)		52,213,751

Fixed Income Funds 70.1%
	Shares	Value ($)
Emerging Markets 1.5%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(d)	323,174	3,729,432
High Yield 6.0%
Columbia High Yield Bond Fund, Institutional 3 Class(d)	1,231,011	14,944,471
Investment Grade 62.6%
Columbia Bond Fund, Institutional 3 Class(d)	1,392,939	50,090,091
Columbia Corporate Income Fund, Institutional 3 Class(d)	3,479,279	38,585,208
Columbia Quality Income Fund, Institutional 3 Class(d)	1,412,093	31,998,025
Columbia U.S. Treasury Index Fund, Institutional 3 Class(d)	2,953,013	34,934,142
Total		155,607,466
Total Fixed Income Funds (Cost $171,309,016)		174,281,369

Money Market Funds 8.9%

Columbia Short-Term Cash Fund, 0.053%(d),(e)	22,039,042	22,036,838
Total Money Market Funds (Cost $22,037,469)		22,036,838
Total Investments in Securities (Cost: $234,414,584)		248,531,958
Other Assets & Liabilities, Net		116,524
Net Assets		248,648,482
At July 31, 2021, securities and/or cash totaling $172,274 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	10	09/2021	USD	1,159,700	—	(26,663)
MSCI Emerging Markets Index	18	09/2021	USD	1,149,930	—	(85,511)
Total					—	(112,174)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(1)	09/2021	USD	(219,475)	—	(7,397)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	15

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	52,368,023	1,199,855	(3,461,135)	(16,652)	50,090,091	—	(8,169)	470,087	1,392,939
Columbia Contrarian Core Fund, Institutional 3 Class
	11,241,629	390,952	(1,152,604)	1,546,221	12,026,198	—	631,143	—	326,444
Columbia Corporate Income Fund, Institutional 3 Class
	31,300,833	8,344,595	(1,127,133)	66,913	38,585,208	—	167,604	437,237	3,479,279
Columbia Disciplined Core Fund, Institutional 3 Class
	11,364,070	324,710	(1,358,472)	1,715,147	12,045,455	—	553,299	—	763,337
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	4,900,917	165,479	(1,240,863)	(96,101)	3,729,432	—	84,595	60,012	323,174
Columbia High Yield Bond Fund, Institutional 3 Class
	9,929,526	5,401,683	(516,868)	130,130	14,944,471	—	6,505	326,761	1,231,011
Columbia Multi-Asset Income Fund, Institutional 3 Class
	10,614,926	27,414	(10,667,861)	25,521	—	—	(49,478)	27,414	—
Columbia Overseas Core Fund, Institutional 3 Class
	11,906,225	939,778	(1,251,517)	775,888	12,370,374	232,668	206,850	66,170	1,084,169
Columbia Quality Income Fund, Institutional 3 Class
	31,811,710	1,190,714	(892,469)	(111,930)	31,998,025	—	29,212	419,748	1,412,093
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	11,296,955	716,102	(1,274,463)	1,249,188	11,987,782	307,714	606,980	47,403	628,620
Columbia Select Small Cap Value Fund, Institutional 3 Class
	1,266,480	661,125	(257,296)	186,921	1,857,230	—	103,733	—	69,248
Columbia Short-Term Cash Fund, 0.053%
	13,609,188	10,244,668	(1,817,276)	258	22,036,838	—	(258)	6,742	22,039,042
Columbia Small Cap Growth Fund, Institutional 3 Class
	1,282,850	775,370	(97,210)	(34,298)	1,926,712	—	28,401	—	53,924
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	42,188,732	1,201,567	(7,629,166)	(826,991)	34,934,142	—	474,819	209,062	2,953,013
Total	245,082,064			4,610,215	248,531,958	540,382	2,835,236	2,070,636

(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Conservative Portfolio, July 31, 2021 (Unaudited)
Fair value measurements  (continued)
pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	—	—
Total Common Stocks	—	—	—	—
Equity Funds	52,213,751	—	—	52,213,751
Fixed Income Funds	174,281,369	—	—	174,281,369
Money Market Funds	22,036,838	—	—	22,036,838
Total Investments in Securities	248,531,958	—	—	248,531,958
Investments in Derivatives
Liability
Futures Contracts	(119,571)	—	—	(119,571)
Total	248,412,387	—	—	248,412,387
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	17

Portfolio of Investments
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Hotels, Restaurants & Leisure —%
Diamond Resorts International, Inc. Escrow(a),(b),(c)	347	—
Total Consumer Discretionary		—
Total Common Stocks (Cost $—)		—

Equity Funds 35.9%
	Shares	Value ($)
International 8.8%
Columbia Overseas Core Fund, Institutional 3 Class(d)	4,127,428	47,093,953
U.S. Large Cap 24.9%
Columbia Contrarian Core Fund, Institutional 3 Class(d)	1,209,175	44,546,015
Columbia Disciplined Core Fund, Institutional 3 Class(d)	2,845,822	44,907,065
Columbia Select Large Cap Equity Fund, Institutional 3 Class(d)	2,333,692	44,503,512
Total		133,956,592
U.S. Small Cap 2.2%
Columbia Select Small Cap Value Fund, Institutional 3 Class(d)	216,998	5,819,874
Columbia Small Cap Growth Fund, Institutional 3 Class(b),(d)	171,249	6,118,721
Total		11,938,595
Total Equity Funds (Cost $155,483,228)		192,989,140

Fixed Income Funds 60.1%
	Shares	Value ($)
Emerging Markets 1.7%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(d)	776,660	8,962,653
High Yield 6.7%
Columbia High Yield Bond Fund, Institutional 3 Class(d)	2,987,399	36,267,026
Investment Grade 51.7%
Columbia Bond Fund, Institutional 3 Class(d)	1,997,559	71,832,220
Columbia Corporate Income Fund, Institutional 3 Class(d)	6,936,324	76,923,840
Columbia Quality Income Fund, Institutional 3 Class(d)	2,947,215	66,783,886
Columbia U.S. Treasury Index Fund, Institutional 3 Class(d)	5,235,368	61,934,406
Total		277,474,352
Total Fixed Income Funds (Cost $316,680,541)		322,704,031

Money Market Funds 3.9%

Columbia Short-Term Cash Fund, 0.053%(d),(e)	20,868,163	20,866,076
Total Money Market Funds (Cost $20,866,234)		20,866,076
Total Investments in Securities (Cost: $493,030,003)		536,559,247
Other Assets & Liabilities, Net		301,782
Net Assets		536,861,029
At July 31, 2021, securities and/or cash totaling $544,268 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	27	09/2021	USD	3,131,190	—	(71,990)
MSCI Emerging Markets Index	76	09/2021	USD	4,855,260	—	(361,046)
Russell 2000 Index E-mini	3	09/2021	USD	333,240	—	(16,380)
Total					—	(449,416)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	(2)	09/2021	USD	(438,950)	—	(14,793)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	69,879,370	3,024,507	(1,063,496)	(8,161)	71,832,220	—	(8,748)	668,360	1,997,559
Columbia Contrarian Core Fund, Institutional 3 Class
	42,337,895	96,499	(3,811,215)	5,922,836	44,546,015	—	2,149,602	—	1,209,175
Columbia Corporate Income Fund, Institutional 3 Class
	55,829,954	22,745,095	(2,011,071)	359,862	76,923,840	—	140,448	863,739	6,936,324
Columbia Disciplined Core Fund, Institutional 3 Class
	42,657,553	122,771	(4,318,944)	6,445,685	44,907,065	—	1,973,538	—	2,845,822
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	8,697,749	581,892	(268,804)	(48,184)	8,962,653	—	388	143,666	776,660
Columbia High Yield Bond Fund, Institutional 3 Class
	23,689,663	13,096,497	(841,991)	322,857	36,267,026	—	7,234	790,844	2,987,399
Columbia Multi-Asset Income Fund, Institutional 3 Class
	23,516,736	60,733	(23,639,974)	62,505	—	—	(115,581)	60,733	—
Columbia Overseas Core Fund, Institutional 3 Class
	44,781,927	3,326,460	(3,700,939)	2,686,505	47,093,953	905,562	972,078	257,540	4,127,428
Columbia Pacific/Asia Fund, Institutional 3 Class
	1,656,424	1,196,782	(2,469,189)	(384,017)	—	1,186,589	(802,546)	9,673	—
Columbia Quality Income Fund, Institutional 3 Class
	57,149,581	11,018,959	(1,122,209)	(262,445)	66,783,886	—	37,952	872,273	2,947,215
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	42,477,525	1,404,171	(4,244,677)	4,866,493	44,503,512	1,136,583	2,027,428	175,088	2,333,692
Columbia Select Small Cap Value Fund, Institutional 3 Class
	3,918,738	1,970,378	(704,707)	635,465	5,819,874	—	284,518	—	216,998
Columbia Short-Term Cash Fund, 0.053%
	26,132,855	5,934,329	(11,202,184)	1,076	20,866,076	—	(1,075)	6,701	20,868,163
Columbia Small Cap Growth Fund, Institutional 3 Class
	3,981,384	2,452,051	(226,488)	(88,226)	6,118,721	—	29,864	—	171,249
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	74,237,995	2,531,039	(13,447,945)	(1,386,683)	61,934,406	—	787,614	367,991	5,235,368
Total	520,945,349			19,125,568	536,559,247	3,228,734	7,482,714	4,216,608

(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Currency Legend
USD	US Dollar
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	19

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Conservative Portfolio, July 31, 2021 (Unaudited)
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	—	—
Total Common Stocks	—	—	—	—
Equity Funds	192,989,140	—	—	192,989,140
Fixed Income Funds	322,704,031	—	—	322,704,031
Money Market Funds	20,866,076	—	—	20,866,076
Total Investments in Securities	536,559,247	—	—	536,559,247
Investments in Derivatives
Liability
Futures Contracts	(464,209)	—	—	(464,209)
Total	536,095,038	—	—	536,095,038
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Portfolio, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Hotels, Restaurants & Leisure —%
Diamond Resorts International, Inc. Escrow(a),(b),(c)	1,720	—
Total Consumer Discretionary		—
Total Common Stocks (Cost $—)		—

Equity Funds 51.0%
	Shares	Value ($)
International 12.6%
Columbia Emerging Markets Fund, Institutional 3 Class(d)	1,549,873	29,385,582
Columbia Overseas Core Fund, Institutional 3 Class(d)	14,791,012	168,765,450
Total		198,151,032
U.S. Large Cap 35.4%
Columbia Contrarian Core Fund, Institutional 3 Class(d)	3,773,380	139,011,324
Columbia Large Cap Growth Fund, Institutional 3 Class(d)	1,933,767	129,136,920
Columbia Large Cap Value Fund, Institutional 3 Class(d)	8,546,531	148,196,847
Columbia Select Large Cap Equity Fund, Institutional 3 Class(d)	7,285,364	138,931,893
Total		555,276,984
U.S. Small Cap 3.0%
Columbia Select Small Cap Value Fund, Institutional 3 Class(d)	849,348	22,779,503
Columbia Small Cap Growth Fund, Institutional 3 Class(b),(d)	660,703	23,606,937
Total		46,386,440
Total Equity Funds (Cost $647,387,473)		799,814,456

Fixed Income Funds 46.1%
	Shares	Value ($)
Emerging Markets 1.8%
Columbia Emerging Markets Bond Fund, Institutional 3 Class(d)	2,451,154	28,286,318
High Yield 10.0%
Columbia High Yield Bond Fund, Institutional 3 Class(d)	12,973,203	157,494,676
Investment Grade 34.3%
Columbia Bond Fund, Institutional 3 Class(d)	4,508,138	162,112,643
Columbia Corporate Income Fund, Institutional 3 Class(d)	14,862,935	164,829,947
Columbia Quality Income Fund, Institutional 3 Class(d)	6,143,288	139,206,906
Columbia U.S. Treasury Index Fund, Institutional 3 Class(d)	6,003,225	71,018,158
Total		537,167,654
Total Fixed Income Funds (Cost $715,595,008)		722,948,648

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.053%(d),(e)	41,299,837	41,295,707
Total Money Market Funds (Cost $41,295,707)		41,295,707
Total Investments in Securities (Cost: $1,404,278,188)		1,564,058,811
Other Assets & Liabilities, Net		4,038,457
Net Assets		1,568,097,268
At July 31, 2021, securities and/or cash totaling $4,521,172 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	21

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	80	09/2021	USD	9,277,600	—	(213,305)
MSCI Emerging Markets Index	341	09/2021	USD	21,784,785	—	(1,619,955)
Nikkei 225 Index	123	09/2021	JPY	1,688,175,000	—	(528,950)
Russell 2000 Index E-mini	12	09/2021	USD	1,332,960	—	(65,520)
U.S. Treasury 10-Year Note	339	09/2021	USD	45,579,609	968,599	—
Total					968,599	(2,427,730)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(331)	09/2021	EUR	(13,531,280)	—	(198,109)
S&P 500 Index E-mini	(15)	09/2021	USD	(3,292,125)	—	(110,948)
Total					—	(309,057)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	142,592,982	21,198,830	(1,704,177)	25,008	162,112,643	—	(17,056)	1,494,527	4,508,138
Columbia Contrarian Core Fund, Institutional 3 Class
	130,334,727	2,156	(10,825,893)	19,500,334	139,011,324	—	5,452,298	—	3,773,380
Columbia Corporate Income Fund, Institutional 3 Class
	120,692,643	46,330,967	(3,062,943)	869,280	164,829,947	—	265,543	1,835,323	14,862,935
Columbia Emerging Markets Bond Fund, Institutional 3 Class
	19,024,846	10,128,116	(652,679)	(213,965)	28,286,318	—	17,433	451,081	2,451,154
Columbia Emerging Markets Fund, Institutional 3 Class
	30,964,933	2,704,048	(1,468,739)	(2,814,660)	29,385,582	—	1,895,551	—	1,549,873
Columbia High Yield Bond Fund, Institutional 3 Class
	113,263,785	44,821,071	(2,070,135)	1,479,955	157,494,676	—	42,640	3,414,957	12,973,203
Columbia Large Cap Growth Fund, Institutional 3 Class
	130,848,694	116,777	(17,942,257)	16,113,706	129,136,920	—	9,251,306	—	1,933,767
Columbia Large Cap Value Fund, Institutional 3 Class
	129,215,313	9,348,848	(12,908,489)	22,541,175	148,196,847	—	1,917,619	1,034,865	8,546,531
Columbia Multi-Asset Income Fund, Institutional 3 Class
	62,234,091	160,724	(61,228,777)	(1,166,038)	—	—	1,025,579	160,724	—
Columbia Overseas Core Fund, Institutional 3 Class
	122,324,799	47,947,532	(7,489,834)	5,982,953	168,765,450	3,271,330	3,582,224	930,358	14,791,012
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Pacific/Asia Fund, Institutional 3 Class
	42,037,842	32,157,917	(61,888,098)	(12,307,661)	—	31,894,208	(19,735,258)	259,991	—
Columbia Quality Income Fund, Institutional 3 Class
	125,410,566	16,192,465	(1,896,793)	(499,332)	139,206,906	—	58,601	1,823,148	6,143,288
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	130,833,984	4,095,068	(10,990,276)	14,993,117	138,931,893	3,548,438	6,287,819	546,630	7,285,364
Columbia Select Small Cap Value Fund, Institutional 3 Class
	16,016,078	6,344,470	(2,289,788)	2,708,743	22,779,503	—	927,767	—	849,348
Columbia Short-Term Cash Fund, 0.053%
	36,353,785	33,363,312	(28,421,819)	429	41,295,707	—	(429)	13,071	41,299,837
Columbia Small Cap Growth Fund, Institutional 3 Class
	16,369,576	8,095,688	(537,973)	(320,354)	23,606,937	—	161,350	—	660,703
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	117,223,883	3,794,684	(45,614,385)	(4,386,024)	71,018,158	—	3,539,515	423,824	6,003,225
Total	1,485,742,527			62,506,666	1,564,058,811	38,713,976	14,672,502	12,388,499

(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	23

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Portfolio, July 31, 2021 (Unaudited)
Fair value measurements  (continued)
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	—	—
Total Common Stocks	—	—	—	—
Equity Funds	799,814,456	—	—	799,814,456
Fixed Income Funds	722,948,648	—	—	722,948,648
Money Market Funds	41,295,707	—	—	41,295,707
Total Investments in Securities	1,564,058,811	—	—	1,564,058,811
Investments in Derivatives
Asset
Futures Contracts	968,599	—	—	968,599
Liability
Futures Contracts	(2,736,787)	—	—	(2,736,787)
Total	1,562,290,623	—	—	1,562,290,623
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Hotels, Restaurants & Leisure —%
Diamond Resorts International, Inc. Escrow(a),(b),(c)	1,910	—
Total Consumer Discretionary		—
Total Common Stocks (Cost $—)		—

Equity Funds 66.0%
	Shares	Value ($)
International 15.4%
Columbia Emerging Markets Fund, Institutional 3 Class(d)	4,244,095	80,468,037
Columbia Overseas Core Fund, Institutional 3 Class(d)	22,019,723	251,245,039
Total		331,713,076
U.S. Large Cap 46.9%
Columbia Contrarian Core Fund, Institutional 3 Class(d)	6,856,533	252,594,686
Columbia Large Cap Growth Fund, Institutional 3 Class(d)	3,520,067	235,070,078
Columbia Large Cap Value Fund, Institutional 3 Class(d)	15,412,309	267,249,442
Columbia Select Large Cap Equity Fund, Institutional 3 Class(d)	13,232,213	252,338,297
Total		1,007,252,503
U.S. Small Cap 3.7%
Columbia Select Small Cap Value Fund, Institutional 3 Class(d)	1,463,453	39,249,811
Columbia Small Cap Growth Fund, Institutional 3 Class(b),(d)	1,140,828	40,761,778
Total		80,011,589
Total Equity Funds (Cost $1,142,425,658)		1,418,977,168

Fixed Income Funds 31.1%
	Shares	Value ($)
High Yield 8.6%
Columbia High Yield Bond Fund, Institutional 3 Class(d)	15,118,058	183,533,224
Investment Grade 22.5%
Columbia Bond Fund, Institutional 3 Class(d)	2,998,251	107,817,102
Columbia Corporate Income Fund, Institutional 3 Class(d)	15,529,542	172,222,618
Columbia Quality Income Fund, Institutional 3 Class(d)	6,150,661	139,373,976
Columbia U.S. Treasury Index Fund, Institutional 3 Class(d)	5,487,590	64,918,198
Total		484,331,894
Total Fixed Income Funds (Cost $656,209,606)		667,865,118

Money Market Funds 2.6%

Columbia Short-Term Cash Fund, 0.053%(d),(e)	54,652,563	54,647,097
Total Money Market Funds (Cost $54,647,097)		54,647,097
Total Investments in Securities (Cost: $1,853,282,361)		2,141,489,383
Other Assets & Liabilities, Net		7,214,584
Net Assets		2,148,703,967
At July 31, 2021, securities and/or cash totaling $8,360,487 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	25

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	137	09/2021	USD	15,887,890	—	(365,285)
MSCI Emerging Markets Index	558	09/2021	USD	35,647,830	—	(2,650,835)
Nikkei 225 Index	254	09/2021	JPY	3,486,150,000	—	(1,092,303)
Russell 2000 Index E-mini	51	09/2021	USD	5,665,080	—	(278,459)
U.S. Treasury 10-Year Note	483	09/2021	USD	64,940,859	1,380,040	—
Total					1,380,040	(4,386,882)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(682)	09/2021	EUR	(27,880,160)	—	(408,189)
S&P 500 Index E-mini	(13)	09/2021	USD	(2,853,175)	—	(96,156)
Total					—	(504,345)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	85,847,252	22,883,166	(934,198)	20,882	107,817,102	—	(9,779)	990,699	2,998,251
Columbia Contrarian Core Fund, Institutional 3 Class
	235,230,153	—	(18,627,749)	35,992,282	252,594,686	—	9,109,722	—	6,856,533
Columbia Corporate Income Fund, Institutional 3 Class
	126,889,155	46,905,570	(2,578,460)	1,006,353	172,222,618	—	177,612	1,912,776	15,529,542
Columbia Emerging Markets Fund, Institutional 3 Class
	83,162,324	7,063,824	(3,126,148)	(6,631,963)	80,468,037	—	4,029,357	—	4,244,095
Columbia High Yield Bond Fund, Institutional 3 Class
	133,990,196	49,736,694	(1,953,669)	1,760,003	183,533,224	—	26,806	3,978,179	15,118,058
Columbia Large Cap Growth Fund, Institutional 3 Class
	236,004,153	6,281	(27,361,973)	26,421,617	235,070,078	—	19,556,146	—	3,520,067
Columbia Large Cap Value Fund, Institutional 3 Class
	232,920,766	13,520,427	(20,194,720)	41,002,969	267,249,442	—	3,019,537	1,862,777	15,412,309
Columbia Multi-Asset Income Fund, Institutional 3 Class
	60,812,900	157,053	(61,136,366)	166,413	—	—	(303,664)	157,053	—
Columbia Overseas Core Fund, Institutional 3 Class
	175,451,144	76,510,279	(13,028,689)	12,312,305	251,245,039	4,895,645	1,295,450	1,392,310	22,019,723
Columbia Pacific/Asia Fund, Institutional 3 Class
	68,575,676	52,486,335	(101,468,118)	(19,593,893)	—	52,061,902	(32,711,851)	424,391	—
The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Quality Income Fund, Institutional 3 Class
	132,175,552	9,220,825	(1,555,376)	(467,025)	139,373,976	—	58,857	1,831,024	6,150,661
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	235,918,490	7,412,282	(18,728,355)	27,735,880	252,338,297	6,422,853	10,713,762	989,429	13,232,213
Columbia Select Small Cap Value Fund, Institutional 3 Class
	28,850,412	9,594,653	(3,970,747)	4,775,493	39,249,811	—	1,604,813	—	1,463,453
Columbia Short-Term Cash Fund, 0.053%
	47,608,816	56,129,236	(49,091,344)	389	54,647,097	—	(389)	18,417	54,652,563
Columbia Small Cap Growth Fund, Institutional 3 Class
	29,114,335	13,217,706	(645,641)	(924,622)	40,761,778	—	720,538	—	1,140,828
Columbia U.S. Treasury Index Fund, Institutional 3 Class
	109,545,817	3,337,052	(43,830,285)	(4,134,386)	64,918,198	—	3,346,358	387,261	5,487,590
Total	2,022,097,141			119,442,697	2,141,489,383	63,380,400	20,633,275	13,944,316

(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	27

Portfolio of Investments   (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio, July 31, 2021 (Unaudited)
Fair value measurements  (continued)
illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	—	—
Total Common Stocks	—	—	—	—
Equity Funds	1,418,977,168	—	—	1,418,977,168
Fixed Income Funds	667,865,118	—	—	667,865,118
Money Market Funds	54,647,097	—	—	54,647,097
Total Investments in Securities	2,141,489,383	—	—	2,141,489,383
Investments in Derivatives
Asset
Futures Contracts	1,380,040	—	—	1,380,040
Liability
Futures Contracts	(4,891,227)	—	—	(4,891,227)
Total	2,137,978,196	—	—	2,137,978,196
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments
Columbia Capital Allocation Aggressive Portfolio, July 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks —%
Issuer	Shares	Value ($)
Consumer Discretionary —%
Hotels, Restaurants & Leisure —%
Diamond Resorts International, Inc. Escrow(a),(b),(c)	843	—
Total Consumer Discretionary		—
Total Common Stocks (Cost $—)		—

Equity Funds 78.0%
	Shares	Value ($)
International 19.2%
Columbia Emerging Markets Fund, Institutional 3 Class(d)	4,397,581	83,378,143
Columbia Overseas Core Fund, Institutional 3 Class(d)	17,734,356	202,349,001
Total		285,727,144
U.S. Large Cap 54.4%
Columbia Contrarian Core Fund, Institutional 3 Class(d)	5,504,529	202,786,831
Columbia Large Cap Growth Fund, Institutional 3 Class(d)	2,870,764	191,709,610
Columbia Large Cap Value Fund, Institutional 3 Class(d)	12,187,259	211,327,078
Columbia Select Large Cap Equity Fund, Institutional 3 Class(d)	10,632,507	202,761,906
Total		808,585,425
U.S. Small Cap 4.4%
Columbia Select Small Cap Value Fund, Institutional 3 Class(d)	1,194,237	32,029,444
Columbia Small Cap Growth Fund, Institutional 3 Class(b),(d)	930,495	33,246,586
Total		65,276,030
Total Equity Funds (Cost $875,999,125)		1,159,588,599

Fixed Income Funds 19.0%
	Shares	Value ($)
High Yield 7.0%
Columbia High Yield Bond Fund, Institutional 3 Class(d)	8,603,899	104,451,328
Investment Grade 12.0%
Columbia Bond Fund, Institutional 3 Class(d)	4,971,998	178,793,050
Total Fixed Income Funds (Cost $279,431,990)		283,244,378

Money Market Funds 2.5%

Columbia Short-Term Cash Fund, 0.053%(d),(e)	36,823,494	36,819,811
Total Money Market Funds (Cost $36,819,811)		36,819,811
Total Investments in Securities (Cost: $1,192,250,926)		1,479,652,788
Other Assets & Liabilities, Net		7,843,375
Net Assets		1,487,496,163
At July 31, 2021, securities and/or cash totaling $8,864,206 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	29

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2021 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
MSCI EAFE Index	114	09/2021	USD	13,220,580	—	(303,960)
MSCI Emerging Markets Index	416	09/2021	USD	26,576,160	—	(1,976,249)
Nikkei 225 Index	234	09/2021	JPY	3,211,650,000	—	(1,006,295)
Russell 2000 Index E-mini	58	09/2021	USD	6,442,640	—	(316,679)
S&P 500 Index E-mini	202	09/2021	USD	44,333,950	1,526,988	—
Total					1,526,988	(3,603,183)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
EURO STOXX 50 Index	(630)	09/2021	EUR	(25,754,400)	—	(377,066)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At July 31, 2021, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Bond Fund, Institutional 3 Class
	209,597,358	9,331,241	(40,292,749)	157,200	178,793,050	—	(153,956)	1,651,935	4,971,998
Columbia Contrarian Core Fund, Institutional 3 Class
	184,199,789	—	(11,538,077)	30,125,119	202,786,831	—	5,562,903	—	5,504,529
Columbia Emerging Markets Fund, Institutional 3 Class
	84,141,704	8,117,149	(2,670,254)	(6,210,456)	83,378,143	—	3,445,567	—	4,397,581
Columbia High Yield Bond Fund, Institutional 3 Class
	69,594,733	34,476,535	(587,118)	967,178	104,451,328	—	6,753	2,243,412	8,603,899
Columbia Large Cap Growth Fund, Institutional 3 Class
	185,005,981	187,914	(19,195,955)	25,711,670	191,709,610	—	11,138,856	—	2,870,764
Columbia Large Cap Value Fund, Institutional 3 Class
	182,348,833	10,559,091	(11,360,356)	29,779,510	211,327,078	—	4,861,697	1,468,485	12,187,259
Columbia Overseas Core Fund, Institutional 3 Class
	192,538,841	5,402,542	(9,691,478)	14,099,096	202,349,001	3,931,427	1,641,181	1,118,088	17,734,356
Columbia Select Large Cap Equity Fund, Institutional 3 Class
	184,631,382	5,932,233	(11,524,861)	23,723,152	202,761,906	5,126,915	6,652,947	789,792	10,632,507
Columbia Select Small Cap Value Fund, Institutional 3 Class
	24,223,264	6,616,655	(2,769,356)	3,958,881	32,029,444	—	1,271,045	—	1,194,237
Columbia Short-Term Cash Fund, 0.053%
	24,451,427	59,715,051	(47,346,669)	2	36,819,811	—	(2)	11,967	36,823,494
Columbia Small Cap Growth Fund, Institutional 3 Class
	24,886,963	9,453,538	(519,093)	(574,822)	33,246,586	—	573,651	—	930,495
Total	1,365,620,275			121,736,530	1,479,652,788	9,058,342	35,000,642	7,283,679

The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(e)	The rate shown is the seven-day current annualized yield at July 31, 2021.
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at July 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Consumer Discretionary	—	—	—	—
Total Common Stocks	—	—	—	—
Equity Funds	1,159,588,599	—	—	1,159,588,599
Fixed Income Funds	283,244,378	—	—	283,244,378
Money Market Funds	36,819,811	—	—	36,819,811
Total Investments in Securities	1,479,652,788	—	—	1,479,652,788
Investments in Derivatives
Asset
Futures Contracts	1,526,988	—	—	1,526,988
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	31

Portfolio of Investments   (continued)
Columbia Capital Allocation Aggressive Portfolio, July 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Futures Contracts	(3,980,249)	—	—	(3,980,249)
Total	1,477,199,527	—	—	1,477,199,527
See the Portfolio of Investments for all investment classifications not indicated in the table.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Assets and Liabilities
July 31, 2021 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $234,414,584, $493,030,003, $1,404,278,188, respectively)	$248,531,958	$536,559,247	$1,564,058,811
Margin deposits on:
Futures contracts	172,274	544,268	4,521,172
Receivable for:
Investments sold	186,641	295,430	408,835
Capital shares sold	179,770	253,840	498,742
Dividends	294,897	569,967	1,458,792
Foreign tax reclaims	17,884	29,787	16,469
Variation margin for futures contracts	1,115	2,230	192,377
Prepaid expenses	9,916	12,175	20,134
Other assets	18,852	—	32,077
Total assets	249,413,307	538,266,944	1,571,207,409
Liabilities
Payable for:
Investments purchased	293,922	569,041	1,456,922
Capital shares purchased	308,601	631,142	963,043
Variation margin for futures contracts	17,850	67,705	446,446
Management services fees	473	623	1,567
Distribution and/or service fees	1,941	4,325	12,485
Transfer agent fees	15,864	35,376	85,473
Compensation of board members	105,642	70,456	103,309
Compensation of chief compliance officer	25	54	154
Other expenses	20,507	27,193	40,742
Total liabilities	764,825	1,405,915	3,110,141
Net assets applicable to outstanding capital stock	$248,648,482	$536,861,029	$1,568,097,268
Represented by
Paid in capital	231,519,490	483,035,905	1,361,083,963
Total distributable earnings (loss)	17,128,992	53,825,124	207,013,305
Total - representing net assets applicable to outstanding capital stock	$248,648,482	$536,861,029	$1,568,097,268
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	33

Statement of Assets and Liabilities  (continued)
July 31, 2021 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Class A
Net assets	$205,865,996	$456,544,359	$1,376,257,259
Shares outstanding	19,321,524	39,764,534	114,807,659
Net asset value per share	$10.65	$11.48	$11.99
Maximum sales charge	4.75%	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.18	$12.18	$12.72
Advisor Class
Net assets	$7,021,391	$5,197,988	$4,170,768
Shares outstanding	664,066	457,741	353,620
Net asset value per share	$10.57	$11.36	$11.79
Class C
Net assets	$19,106,325	$42,348,653	$108,729,155
Shares outstanding	1,804,724	3,752,374	9,165,425
Net asset value per share	$10.59	$11.29	$11.86
Institutional Class
Net assets	$11,626,721	$17,242,279	$57,999,483
Shares outstanding	1,091,852	1,528,075	4,846,042
Net asset value per share	$10.65	$11.28	$11.97
Institutional 2 Class
Net assets	$1,454,402	$6,003,681	$7,435,507
Shares outstanding	137,561	529,131	630,655
Net asset value per share	$10.57	$11.35	$11.79
Institutional 3 Class
Net assets	$3,251,227	$7,783,013	$10,544,227
Shares outstanding	308,019	697,271	893,743
Net asset value per share	$10.56	$11.16	$11.80
Class R
Net assets	$322,420	$1,741,056	$2,960,869
Shares outstanding	30,284	151,345	247,876
Net asset value per share	$10.65	$11.50	$11.94
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
July 31, 2021 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Assets
Investments in securities, at value
Affiliated issuers (cost $1,853,282,361, $1,192,250,926, respectively)	$2,141,489,383	$1,479,652,788
Cash	—	25,825
Foreign currency (cost $900, $—, respectively)	897	—
Margin deposits on:
Futures contracts	8,360,487	8,864,206
Receivable for:
Investments sold	380,245	385,815
Capital shares sold	589,572	513,587
Dividends	1,485,558	639,405
Foreign tax reclaims	12,932	83,850
Variation margin for futures contracts	325,909	183,098
Prepaid expenses	24,693	19,316
Other assets	9,806	22,267
Total assets	2,152,679,482	1,490,390,157
Liabilities
Foreign currency (cost $—, $25,949, respectively)	—	25,988
Payable for:
Investments purchased	1,483,100	637,716
Capital shares purchased	1,182,964	1,020,441
Variation margin for futures contracts	832,798	931,862
Management services fees	2,130	1,509
Distribution and/or service fees	16,112	11,586
Transfer agent fees	140,619	95,103
Compensation of board members	266,311	129,547
Compensation of chief compliance officer	210	143
Other expenses	51,271	40,099
Total liabilities	3,975,515	2,893,994
Net assets applicable to outstanding capital stock	$2,148,703,967	$1,487,496,163
Represented by
Paid in capital	1,785,315,380	1,143,819,906
Total distributable earnings (loss)	363,388,587	343,676,257
Total - representing net assets applicable to outstanding capital stock	$2,148,703,967	$1,487,496,163
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	35

Statement of Assets and Liabilities  (continued)
July 31, 2021 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Class A
Net assets	$1,788,835,044	$1,318,968,134
Shares outstanding	135,072,649	91,510,378
Net asset value per share	$13.24	$14.41
Maximum sales charge	5.75%	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.05	$15.29
Advisor Class
Net assets	$9,808,487	$8,940,831
Shares outstanding	732,182	635,884
Net asset value per share	$13.40	$14.06
Class C
Net assets	$113,158,990	$89,151,543
Shares outstanding	8,524,880	6,407,928
Net asset value per share	$13.27	$13.91
Institutional Class
Net assets	$113,181,303	$44,121,937
Shares outstanding	8,567,933	3,074,109
Net asset value per share	$13.21	$14.35
Institutional 2 Class
Net assets	$12,792,687	$9,698,611
Shares outstanding	956,126	690,125
Net asset value per share	$13.38	$14.05
Institutional 3 Class
Net assets	$16,421,096	$13,422,246
Shares outstanding	1,265,764	955,767
Net asset value per share	$12.97	$14.04
Class R
Net assets	$5,637,736	$3,192,861
Shares outstanding	426,083	224,110
Net asset value per share	$13.23	$14.25
Class V
Net assets	$88,868,624	$—
Shares outstanding	6,709,727	—
Net asset value per share	$13.24	$—
Maximum sales charge	5.75%	—
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$14.05	$—
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Operations
Six Months Ended July 31, 2021 (Unaudited)
	Columbia Capital Allocation Conservative Portfolio	Columbia Capital Allocation Moderate Conservative Portfolio	Columbia Capital Allocation Moderate Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$2,070,636	$4,216,608	$12,388,499
Foreign taxes withheld	(788)	(472)	(365)
Total income	2,069,848	4,216,136	12,388,134
Expenses:
Management services fees	84,591	113,123	279,917
Distribution and/or service fees
Class A	254,727	563,447	1,701,174
Class C	95,653	219,912	553,424
Class R	778	4,222	7,626
Transfer agent fees
Class A	84,293	172,040	455,592
Advisor Class	2,987	2,082	1,259
Class C	7,915	16,789	37,057
Institutional Class	4,618	6,471	16,805
Institutional 2 Class	498	1,486	2,181
Institutional 3 Class	330	594	1,031
Class R	128	645	1,023
Compensation of board members	22,823	19,487	29,734
Custodian fees	9,894	9,982	11,488
Printing and postage fees	9,904	14,400	32,390
Registration fees	52,670	55,809	61,290
Audit fees	12,788	12,788	18,418
Legal fees	6,358	7,747	12,683
Interest on collateral	137	324	2,407
Compensation of chief compliance officer	22	48	140
Other	6,824	6,892	8,801
Total expenses	657,938	1,228,288	3,234,440
Net investment income	1,411,910	2,987,848	9,153,694
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	426	719	3,472
Investments — affiliated issuers	2,835,236	7,482,714	14,672,502
Capital gain distributions from underlying affiliated funds	540,382	3,228,734	38,713,976
Foreign currency translations	(6)	455	147,342
Futures contracts	493,796	1,162,129	(627,565)
Swap contracts	101,318	236,965	833,943
Net realized gain	3,971,152	12,111,716	53,743,670
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	4,610,215	19,125,568	62,506,666
Foreign currency translations	(384)	(1,188)	(135,652)
Futures contracts	(286,942)	(765,312)	(965,083)
Swap contracts	(57,640)	(133,149)	(606,993)
Net change in unrealized appreciation (depreciation)	4,265,249	18,225,919	60,798,938
Net realized and unrealized gain	8,236,401	30,337,635	114,542,608
Net increase in net assets resulting from operations	$9,648,311	$33,325,483	$123,696,302
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	37

Statement of Operations  (continued)
Six Months Ended July 31, 2021 (Unaudited)
	Columbia Capital Allocation Moderate Aggressive Portfolio	Columbia Capital Allocation Aggressive Portfolio
Net investment income
Income:
Dividends — affiliated issuers	$13,944,316	$7,283,679
Foreign taxes withheld	(327)	(115)
Total income	13,943,989	7,283,564
Expenses:
Management services fees	388,124	267,823
Distribution and/or service fees
Class A	2,205,675	1,615,311
Class C	579,605	459,048
Class R	13,418	7,582
Class V	109,793	—
Transfer agent fees
Class A	776,729	518,154
Advisor Class	4,134	3,505
Class C	51,047	36,841
Institutional Class	49,286	16,899
Institutional 2 Class	3,416	2,904
Institutional 3 Class	678	813
Class R	2,361	1,216
Class V	38,665	—
Compensation of board members	55,615	32,585
Custodian fees	13,581	11,983
Printing and postage fees	45,799	28,158
Registration fees	65,221	65,122
Audit fees	18,418	20,168
Legal fees	15,504	12,253
Interest on collateral	5,287	1,345
Compensation of chief compliance officer	194	134
Other	9,002	5,173
Total expenses	4,451,552	3,107,017
Net investment income	9,492,437	4,176,547
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	13,593	1,702
Investments — affiliated issuers	20,633,275	35,000,642
Capital gain distributions from underlying affiliated funds	63,380,400	9,058,342
Foreign currency translations	175,645	14,764
Futures contracts	3,222,039	12,480,725
Swap contracts	1,820,372	1,252,581
Net realized gain	89,245,324	57,808,756
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated issuers	119,442,697	121,736,530
Foreign currency translations	(158,058)	(3,567)
Futures contracts	(3,816,253)	(4,587,505)
Swap contracts	(1,322,415)	(947,794)
Net change in unrealized appreciation (depreciation)	114,145,971	116,197,664
Net realized and unrealized gain	203,391,295	174,006,420
Net increase in net assets resulting from operations	$212,883,732	$178,182,967
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Changes in Net Assets
	Columbia Capital Allocation Conservative Portfolio		Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
Operations
Net investment income	$1,411,910	$3,689,998	$2,987,848	$7,686,386
Net realized gain	3,971,152	9,712,683	12,111,716	28,573,826
Net change in unrealized appreciation (depreciation)	4,265,249	1,684,754	18,225,919	4,433,259
Net increase in net assets resulting from operations	9,648,311	15,087,435	33,325,483	40,693,471
Distributions to shareholders
Net investment income and net realized gains
Class A	(7,220,796)	(6,400,327)	(20,646,831)	(21,615,858)
Advisor Class	(266,277)	(232,973)	(245,115)	(288,834)
Class C	(605,607)	(658,975)	(1,825,185)	(2,555,236)
Institutional Class	(414,572)	(364,161)	(812,406)	(965,993)
Institutional 2 Class	(52,368)	(46,766)	(268,318)	(204,464)
Institutional 3 Class	(117,770)	(106,053)	(367,303)	(348,684)
Class R	(10,770)	(12,062)	(75,991)	(63,090)
Total distributions to shareholders	(8,688,160)	(7,821,317)	(24,241,149)	(26,042,159)
Increase (decrease) in net assets from capital stock activity	1,874,092	14,106,237	4,853,413	(7,125,566)
Total increase in net assets	2,834,243	21,372,355	13,937,747	7,525,746
Net assets at beginning of period	245,814,239	224,441,884	522,923,282	515,397,536
Net assets at end of period	$248,648,482	$245,814,239	$536,861,029	$522,923,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	39

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio		Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
Operations
Net investment income	$9,153,694	$22,521,124	$9,492,437	$22,513,170
Net realized gain	53,743,670	114,222,572	89,245,324	181,411,960
Net change in unrealized appreciation (depreciation)	60,798,938	12,589,712	114,145,971	26,986,944
Net increase in net assets resulting from operations	123,696,302	149,333,408	212,883,732	230,912,074
Distributions to shareholders
Net investment income and net realized gains
Class A	(98,969,668)	(67,486,037)	(148,535,294)	(91,372,958)
Advisor Class	(301,872)	(160,323)	(815,808)	(497,744)
Class C	(7,539,142)	(6,706,016)	(9,041,256)	(7,080,059)
Institutional Class	(4,142,103)	(2,085,699)	(9,623,910)	(6,113,135)
Institutional 2 Class	(542,086)	(359,145)	(1,043,492)	(598,563)
Institutional 3 Class	(783,790)	(594,877)	(1,402,944)	(828,653)
Class R	(212,782)	(134,264)	(450,999)	(269,145)
Class V	—	—	(7,411,787)	(4,581,589)
Total distributions to shareholders	(112,491,443)	(77,526,361)	(178,325,490)	(111,341,846)
Increase (decrease) in net assets from capital stock activity	61,226,026	(69,122,160)	76,691,283	(101,060,053)
Total increase in net assets	72,430,885	2,684,887	111,249,525	18,510,175
Net assets at beginning of period	1,495,666,383	1,492,981,496	2,037,454,442	2,018,944,267
Net assets at end of period	$1,568,097,268	$1,495,666,383	$2,148,703,967	$2,037,454,442
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended July 31, 2021 (Unaudited)	Year Ended January 31, 2021
Operations
Net investment income	$4,176,547	$11,931,228
Net realized gain	57,808,756	95,881,134
Net change in unrealized appreciation (depreciation)	116,197,664	81,119,702
Net increase in net assets resulting from operations	178,182,967	188,932,064
Distributions to shareholders
Net investment income and net realized gains
Class A	(73,718,064)	(47,541,363)
Advisor Class	(512,021)	(262,684)
Class C	(5,157,680)	(4,576,064)
Institutional Class	(2,440,268)	(1,217,948)
Institutional 2 Class	(575,407)	(410,005)
Institutional 3 Class	(747,545)	(711,905)
Class R	(176,812)	(173,566)
Total distributions to shareholders	(83,327,797)	(54,893,535)
Increase in net assets from capital stock activity	17,132,368	511,041,443
Total increase in net assets	111,987,538	645,079,972
Net assets at beginning of period	1,375,508,625	730,428,653
Net assets at end of period	$1,487,496,163	$1,375,508,625
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	41

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Conservative Portfolio				Columbia Capital Allocation Moderate Conservative Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2021 (Unaudited)		January 31, 2021		July 31, 2021 (Unaudited)		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	923,642	9,905,846	4,118,003	42,457,241	1,666,020	19,321,159	5,084,420	55,738,688
Distributions reinvested	655,671	6,921,902	595,549	6,117,225	1,691,711	19,228,573	1,876,573	20,105,136
Redemptions	(1,407,733)	(15,082,918)	(3,056,601)	(31,453,466)	(2,884,889)	(33,400,633)	(6,475,025)	(69,833,036)
Net increase	171,580	1,744,830	1,656,951	17,121,000	472,842	5,149,099	485,968	6,010,788
Advisor Class
Subscriptions	114,001	1,211,226	266,965	2,771,751	36,085	410,559	88,131	948,857
Distributions reinvested	15,616	163,615	15,508	157,787	21,049	236,565	24,067	255,026
Redemptions	(162,720)	(1,725,496)	(172,659)	(1,790,202)	(96,003)	(1,106,329)	(105,281)	(1,121,093)
Net increase (decrease)	(33,103)	(350,655)	109,814	1,139,336	(38,869)	(459,205)	6,917	82,790
Class C
Subscriptions	269,044	2,869,218	675,500	6,886,648	353,976	4,039,169	967,368	10,247,747
Distributions reinvested	57,511	603,477	63,414	649,365	160,871	1,798,987	237,696	2,513,788
Redemptions	(345,394)	(3,686,190)	(1,350,487)	(14,005,946)	(821,682)	(9,385,377)	(2,430,964)	(26,589,722)
Net decrease	(18,839)	(213,495)	(611,573)	(6,469,933)	(306,835)	(3,547,221)	(1,225,900)	(13,828,187)
Institutional Class
Subscriptions	245,728	2,631,642	611,812	6,227,023	356,319	4,055,584	1,298,501	13,703,945
Distributions reinvested	32,174	339,369	28,380	291,018	63,494	709,105	80,715	848,377
Redemptions	(182,681)	(1,959,657)	(529,412)	(5,377,784)	(394,200)	(4,489,977)	(1,403,213)	(14,750,868)
Net increase (decrease)	95,221	1,011,354	110,780	1,140,257	25,613	274,712	(23,997)	(198,546)
Institutional 2 Class
Subscriptions	12,686	134,955	82,593	849,862	200,047	2,312,006	90,501	960,677
Distributions reinvested	4,990	52,274	4,571	46,675	23,769	267,046	19,214	203,061
Redemptions	(21,218)	(226,010)	(40,473)	(420,176)	(25,237)	(287,160)	(118,415)	(1,270,403)
Net increase (decrease)	(3,542)	(38,781)	46,691	476,361	198,579	2,291,892	(8,700)	(106,665)
Institutional 3 Class
Subscriptions	24,986	264,917	157,914	1,627,691	88,533	999,751	72,168	758,747
Distributions reinvested	11,251	117,675	10,422	105,938	32,831	362,748	32,786	342,068
Redemptions	(63,350)	(674,787)	(81,258)	(822,225)	(27,209)	(307,119)	(58,205)	(619,316)
Net increase (decrease)	(27,113)	(292,195)	87,078	911,404	94,155	1,055,380	46,749	481,499
Class R
Subscriptions	1,290	13,894	11,191	110,361	9,143	105,334	85,430	948,773
Distributions reinvested	999	10,536	1,157	11,803	6,668	75,978	5,794	62,647
Redemptions	(1,067)	(11,396)	(32,972)	(334,352)	(8,084)	(92,556)	(54,690)	(578,665)
Net increase (decrease)	1,222	13,034	(20,624)	(212,188)	7,727	88,756	36,534	432,755
Total net increase (decrease)	185,426	1,874,092	1,379,117	14,106,237	453,212	4,853,413	(682,429)	(7,125,566)
The accompanying Notes to Financial Statements are an integral part of this statement.
42	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Moderate Portfolio				Columbia Capital Allocation Moderate Aggressive Portfolio
	Six Months Ended		Year Ended		Six Months Ended		Year Ended
	July 31, 2021 (Unaudited)		January 31, 2021		July 31, 2021 (Unaudited)		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	3,421,757	42,146,903	9,978,677	113,695,606	4,336,998	58,934,573	8,583,090	104,647,119
Distributions reinvested	8,208,229	97,822,143	6,138,399	66,648,155	9,846,896	129,834,823	6,880,098	79,682,927
Redemptions	(7,989,469)	(98,239,612)	(18,032,670)	(198,368,123)	(8,729,630)	(119,380,044)	(19,928,269)	(236,493,056)
Net increase (decrease)	3,640,517	41,729,434	(1,915,594)	(18,024,362)	5,454,264	69,389,352	(4,465,081)	(52,163,010)
Advisor Class
Subscriptions	82,735	1,001,421	120,842	1,346,810	104,768	1,441,813	352,409	4,436,172
Distributions reinvested	22,308	261,610	13,872	148,307	35,523	473,758	26,845	318,090
Redemptions	(27,898)	(331,680)	(131,486)	(1,438,595)	(65,915)	(903,917)	(349,044)	(4,501,990)
Net increase	77,145	931,351	3,228	56,522	74,376	1,011,654	30,210	252,272
Class C
Subscriptions	748,582	9,137,320	1,373,397	15,168,468	618,863	8,527,307	1,344,812	15,937,537
Distributions reinvested	632,548	7,464,730	616,316	6,641,857	677,191	8,951,598	597,087	6,945,408
Redemptions	(1,552,399)	(19,000,482)	(6,344,085)	(72,279,017)	(1,675,680)	(23,128,938)	(5,078,601)	(63,455,753)
Net decrease	(171,269)	(2,398,432)	(4,354,372)	(50,468,692)	(379,626)	(5,650,033)	(3,136,702)	(40,572,808)
Institutional Class
Subscriptions	2,363,849	29,146,954	2,463,390	27,176,294	1,047,657	14,288,205	2,212,936	26,250,734
Distributions reinvested	213,244	2,537,235	167,991	1,817,252	618,957	8,137,582	440,581	5,088,467
Redemptions	(958,693)	(11,785,746)	(2,686,291)	(29,465,060)	(1,280,545)	(17,460,998)	(3,248,188)	(38,402,282)
Net increase (decrease)	1,618,400	19,898,443	(54,910)	(471,514)	386,069	4,964,789	(594,671)	(7,063,081)
Institutional 2 Class
Subscriptions	93,758	1,143,544	229,641	2,518,913	88,253	1,228,287	180,360	2,179,672
Distributions reinvested	46,236	541,889	33,550	359,009	78,360	1,043,492	51,141	598,558
Redemptions	(82,954)	(1,012,407)	(177,704)	(1,913,112)	(59,197)	(816,781)	(181,413)	(2,161,071)
Net increase	57,040	673,026	85,487	964,810	107,416	1,454,998	50,088	617,159
Institutional 3 Class
Subscriptions	77,291	954,679	125,062	1,387,934	101,430	1,365,221	190,898	2,309,234
Distributions reinvested	66,822	783,790	55,688	594,476	76,444	987,497	50,580	574,610
Redemptions	(134,153)	(1,626,789)	(285,941)	(3,149,079)	(37,555)	(505,994)	(257,810)	(3,011,185)
Net increase (decrease)	9,960	111,680	(105,191)	(1,166,669)	140,319	1,846,724	(16,332)	(127,341)
Class R
Subscriptions	60,215	727,525	34,345	374,409	19,681	269,570	41,534	492,673
Distributions reinvested	17,865	212,194	12,326	133,466	34,179	450,224	23,110	267,879
Redemptions	(53,636)	(659,195)	(47,542)	(520,130)	(35,518)	(477,799)	(50,137)	(609,928)
Net increase (decrease)	24,444	280,524	(871)	(12,255)	18,342	241,995	14,507	150,624
Class V
Subscriptions	—	—	—	—	22,987	308,167	33,853	424,055
Distributions reinvested	—	—	—	—	476,078	6,277,214	332,554	3,853,035
Redemptions	—	—	—	—	(230,453)	(3,153,577)	(535,073)	(6,430,958)
Net increase (decrease)	—	—	—	—	268,612	3,431,804	(168,666)	(2,153,868)
Total net increase (decrease)	5,256,237	61,226,026	(6,342,223)	(69,122,160)	6,069,772	76,691,283	(8,286,647)	(101,060,053)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	43

Statement of Changes in Net Assets   (continued)
	Columbia Capital Allocation Aggressive Portfolio
	Six Months Ended		Year Ended
	July 31, 2021 (Unaudited)		January 31, 2021
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	2,821,305	41,036,048	4,977,463	62,172,538
Fund reorganization	—	—	44,359,371	521,667,750
Distributions reinvested	4,642,209	66,662,118	3,775,411	45,369,204
Redemptions	(5,990,169)	(86,972,944)	(12,668,612)	(155,953,704)
Net increase	1,473,345	20,725,222	40,443,633	473,255,788
Advisor Class
Subscriptions	107,202	1,515,522	158,305	1,913,661
Fund reorganization	—	—	551,378	6,335,357
Distributions reinvested	14,036	196,497	14,185	170,581
Redemptions	(106,533)	(1,509,682)	(233,728)	(2,960,629)
Net increase	14,705	202,337	490,140	5,458,970
Class C
Subscriptions	494,595	6,954,000	1,087,182	12,621,867
Fund reorganization	—	—	2,441,471	27,808,276
Distributions reinvested	368,515	5,111,306	400,721	4,553,333
Redemptions	(1,348,227)	(19,076,838)	(3,106,059)	(38,853,527)
Net increase (decrease)	(485,117)	(7,011,532)	823,315	6,129,949
Institutional Class
Subscriptions	997,794	14,378,150	1,431,280	17,801,559
Fund reorganization	—	—	2,235,823	26,181,370
Distributions reinvested	119,804	1,712,002	78,798	961,799
Redemptions	(937,936)	(13,548,266)	(1,803,390)	(22,347,995)
Net increase	179,662	2,541,886	1,942,511	22,596,733
Institutional 2 Class
Subscriptions	97,238	1,370,119	276,157	3,336,081
Fund reorganization	—	—	152,038	1,745,388
Distributions reinvested	41,118	575,241	34,998	409,842
Redemptions	(115,684)	(1,649,542)	(209,094)	(2,452,652)
Net increase	22,672	295,818	254,099	3,038,659
Institutional 3 Class
Subscriptions	92,743	1,316,849	155,061	1,904,299
Fund reorganization	—	—	20,038	229,813
Distributions reinvested	52,265	730,663	61,610	711,752
Redemptions	(130,477)	(1,880,833)	(160,668)	(1,873,285)
Net increase	14,531	166,679	76,041	972,579
Class R
Subscriptions	10,995	158,008	29,106	360,204
Fund reorganization	—	—	48,363	562,947
Distributions reinvested	12,345	175,179	14,627	169,176
Redemptions	(8,537)	(121,229)	(117,572)	(1,503,562)
Net increase (decrease)	14,803	211,958	(25,476)	(411,235)
Total net increase	1,234,601	17,132,368	44,004,263	511,041,443
The accompanying Notes to Financial Statements are an integral part of this statement.
44	Columbia Capital Allocation Portfolios | Semiannual Report 2021

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Columbia Capital Allocation Portfolios | Semiannual Report 2021	45

Financial Highlights
Columbia Capital Allocation Conservative Portfolio
The following tables are intended to help you understand the Funds’ financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, a fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$10.62	0.06	0.35	0.41	(0.07)	(0.31)	(0.38)
Year Ended 1/31/2021	$10.31	0.17	0.49	0.66	(0.23)	(0.12)	(0.35)
Year Ended 1/31/2020	$9.76	0.21	0.65	0.86	(0.21)	(0.10)	(0.31)
Year Ended 1/31/2019	$10.38	0.20	(0.37)	(0.17)	(0.22)	(0.23)	(0.45)
Year Ended 1/31/2018	$9.84	0.18	0.59	0.77	(0.22)	(0.01)	(0.23)
Year Ended 1/31/2017	$9.45	0.15	0.48	0.63	(0.15)	(0.09)	(0.24)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$10.54	0.08	0.35	0.43	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.24	0.19	0.49	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.23	0.65	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.17	0.48	0.65	(0.17)	(0.09)	(0.26)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$10.55	0.02	0.36	0.38	(0.03)	(0.31)	(0.34)
Year Ended 1/31/2021	$10.25	0.09	0.49	0.58	(0.16)	(0.12)	(0.28)
Year Ended 1/31/2020	$9.71	0.13	0.65	0.78	(0.14)	(0.10)	(0.24)
Year Ended 1/31/2019	$10.32	0.12	(0.36)	(0.24)	(0.14)	(0.23)	(0.37)
Year Ended 1/31/2018	$9.78	0.10	0.59	0.69	(0.14)	(0.01)	(0.15)
Year Ended 1/31/2017	$9.40	0.07	0.47	0.54	(0.07)	(0.09)	(0.16)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$10.61	0.08	0.36	0.44	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.30	0.20	0.49	0.69	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.76	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.37	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.84	0.21	0.58	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.45	0.18	0.47	0.65	(0.17)	(0.09)	(0.26)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.54	0.08	0.35	0.43	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.24	0.20	0.48	0.68	(0.26)	(0.12)	(0.38)
Year Ended 1/31/2020	$9.70	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.31	0.23	(0.37)	(0.14)	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2018	$9.78	0.20	0.59	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.48	0.66	(0.18)	(0.09)	(0.27)
The accompanying Notes to Financial Statements are an integral part of this statement.
46	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$10.65	3.93%	0.50%(c),(d)	0.50%(c),(d)	1.18%(c)	9%	$205,866
Year Ended 1/31/2021	$10.62	6.60%	0.55%(d)	0.55%(d),(e)	1.66%	63%	$203,326
Year Ended 1/31/2020	$10.31	8.91%	0.57%	0.57%(e)	2.09%	13%	$180,338
Year Ended 1/31/2019	$9.76	(1.61%)	0.55%	0.55%	2.02%	21%	$177,622
Year Ended 1/31/2018	$10.38	7.90%	0.56%	0.56%	1.72%	12%	$198,471
Year Ended 1/31/2017	$9.84	6.67%	0.55%	0.55%	1.51%	24%	$213,725
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$10.57	4.09%	0.25%(c),(d)	0.25%(c),(d)	1.43%(c)	9%	$7,021
Year Ended 1/31/2021	$10.54	6.82%	0.30%(d)	0.30%(d),(e)	1.90%	63%	$7,348
Year Ended 1/31/2020	$10.24	9.14%	0.32%	0.32%(e)	2.31%	13%	$6,012
Year Ended 1/31/2019	$9.70	(1.28%)	0.30%	0.30%	2.30%	21%	$8,396
Year Ended 1/31/2018	$10.31	8.11%	0.30%	0.30%	2.13%	12%	$6,063
Year Ended 1/31/2017	$9.78	6.98%	0.31%	0.31%	1.76%	24%	$903
Class C
Six Months Ended 7/31/2021 (Unaudited)	$10.59	3.66%	1.25%(c),(d)	1.25%(c),(d)	0.43%(c)	9%	$19,106
Year Ended 1/31/2021	$10.55	5.73%	1.30%(d)	1.30%(d),(e)	0.90%	63%	$19,243
Year Ended 1/31/2020	$10.25	8.05%	1.32%	1.32%(e)	1.34%	13%	$24,949
Year Ended 1/31/2019	$9.71	(2.27%)	1.30%	1.30%	1.23%	21%	$27,850
Year Ended 1/31/2018	$10.32	7.14%	1.31%	1.31%	0.97%	12%	$38,765
Year Ended 1/31/2017	$9.78	5.80%	1.30%	1.30%	0.76%	24%	$42,286
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$10.65	4.16%	0.25%(c),(d)	0.25%(c),(d)	1.43%(c)	9%	$11,627
Year Ended 1/31/2021	$10.61	6.88%	0.30%(d)	0.30%(d),(e)	1.92%	63%	$10,576
Year Ended 1/31/2020	$10.30	9.08%	0.32%	0.32%(e)	2.34%	13%	$9,128
Year Ended 1/31/2019	$9.76	(1.27%)	0.30%	0.30%	2.26%	21%	$8,191
Year Ended 1/31/2018	$10.37	8.06%	0.31%	0.31%	2.03%	12%	$9,559
Year Ended 1/31/2017	$9.84	6.94%	0.30%	0.30%	1.79%	24%	$3,974
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.57	4.10%	0.24%(c),(d)	0.24%(c),(d)	1.44%(c)	9%	$1,454
Year Ended 1/31/2021	$10.54	6.84%	0.29%(d)	0.29%(d)	1.94%	63%	$1,487
Year Ended 1/31/2020	$10.24	9.17%	0.30%	0.30%	2.38%	13%	$966
Year Ended 1/31/2019	$9.70	(1.25%)	0.28%	0.28%	2.35%	21%	$642
Year Ended 1/31/2018	$10.31	8.15%	0.28%	0.28%	2.02%	12%	$571
Year Ended 1/31/2017	$9.78	7.05%	0.24%	0.24%	1.84%	24%	$417
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	47

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.52	0.08	0.36	0.44	(0.09)	(0.31)	(0.40)
Year Ended 1/31/2021	$10.22	0.20	0.49	0.69	(0.27)	(0.12)	(0.39)
Year Ended 1/31/2020	$9.68	0.24	0.64	0.88	(0.24)	(0.10)	(0.34)
Year Ended 1/31/2019	$10.30	0.24	(0.38)	(0.14)	(0.25)	(0.23)	(0.48)
Year Ended 1/31/2018	$9.77	0.23	0.56	0.79	(0.25)	(0.01)	(0.26)
Year Ended 1/31/2017	$9.39	0.18	0.47	0.65	(0.18)	(0.09)	(0.27)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$10.61	0.05	0.36	0.41	(0.06)	(0.31)	(0.37)
Year Ended 1/31/2021	$10.30	0.14	0.50	0.64	(0.21)	(0.12)	(0.33)
Year Ended 1/31/2020	$9.76	0.19	0.64	0.83	(0.19)	(0.10)	(0.29)
Year Ended 1/31/2019	$10.37	0.17	(0.36)	(0.19)	(0.19)	(0.23)	(0.42)
Year Ended 1/31/2018	$9.84	0.16	0.58	0.74	(0.20)	(0.01)	(0.21)
Year Ended 1/31/2017	$9.45	0.12	0.48	0.60	(0.12)	(0.09)	(0.21)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
48	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.56	4.23%	0.19%(c),(d)	0.19%(c),(d)	1.49%(c)	9%	$3,251
Year Ended 1/31/2021	$10.52	6.91%	0.24%(d)	0.24%(d)	1.97%	63%	$3,526
Year Ended 1/31/2020	$10.22	9.24%	0.24%	0.24%	2.43%	13%	$2,535
Year Ended 1/31/2019	$9.68	(1.30%)	0.23%	0.23%	2.38%	21%	$2,061
Year Ended 1/31/2018	$10.30	8.22%	0.23%	0.23%	2.27%	12%	$1,385
Year Ended 1/31/2017	$9.77	6.99%	0.20%	0.20%	1.86%	24%	$595
Class R
Six Months Ended 7/31/2021 (Unaudited)	$10.65	3.90%	0.75%(c),(d)	0.75%(c),(d)	0.93%(c)	9%	$322
Year Ended 1/31/2021	$10.61	6.34%	0.80%(d)	0.80%(d),(e)	1.35%	63%	$308
Year Ended 1/31/2020	$10.30	8.54%	0.82%	0.82%(e)	1.92%	13%	$512
Year Ended 1/31/2019	$9.76	(1.77%)	0.80%	0.80%	1.68%	21%	$447
Year Ended 1/31/2018	$10.37	7.53%	0.81%	0.81%	1.54%	12%	$747
Year Ended 1/31/2017	$9.84	6.41%	0.80%	0.80%	1.19%	24%	$355
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	49

Financial Highlights
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.29	0.07	0.66	0.73	(0.09)	(0.45)	(0.54)
Year Ended 1/31/2021	$10.97	0.17	0.72	0.89	(0.23)	(0.34)	(0.57)
Year Ended 1/31/2020	$10.35	0.23	0.84	1.07	(0.24)	(0.21)	(0.45)
Year Ended 1/31/2019	$11.38	0.21	(0.52)	(0.31)	(0.24)	(0.48)	(0.72)
Year Ended 1/31/2018	$10.62	0.19	1.04	1.23	(0.24)	(0.23)	(0.47)
Year Ended 1/31/2017	$10.14	0.17	0.68	0.85	(0.16)	(0.21)	(0.37)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.17	0.08	0.66	0.74	(0.10)	(0.45)	(0.55)
Year Ended 1/31/2021	$10.86	0.20	0.71	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.28	0.23	(0.52)	(0.29)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.53	0.23	1.02	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.06	0.24	0.62	0.86	(0.18)	(0.21)	(0.39)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.11	0.02	0.65	0.67	(0.04)	(0.45)	(0.49)
Year Ended 1/31/2021	$10.80	0.09	0.71	0.80	(0.15)	(0.34)	(0.49)
Year Ended 1/31/2020	$10.20	0.14	0.83	0.97	(0.16)	(0.21)	(0.37)
Year Ended 1/31/2019	$11.21	0.12	(0.50)	(0.38)	(0.15)	(0.48)	(0.63)
Year Ended 1/31/2018	$10.47	0.10	1.03	1.13	(0.16)	(0.23)	(0.39)
Year Ended 1/31/2017	$10.00	0.09	0.67	0.76	(0.08)	(0.21)	(0.29)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.11	0.08	0.64	0.72	(0.10)	(0.45)	(0.55)
Year Ended 1/31/2021	$10.80	0.19	0.72	0.91	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.20	0.25	0.83	1.08	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.22	0.22	(0.50)	(0.28)	(0.26)	(0.48)	(0.74)
Year Ended 1/31/2018	$10.48	0.22	1.02	1.24	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.01	0.19	0.67	0.86	(0.18)	(0.21)	(0.39)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.16	0.08	0.66	0.74	(0.10)	(0.45)	(0.55)
Year Ended 1/31/2021	$10.86	0.20	0.70	0.90	(0.26)	(0.34)	(0.60)
Year Ended 1/31/2020	$10.25	0.26	0.83	1.09	(0.27)	(0.21)	(0.48)
Year Ended 1/31/2019	$11.27	0.25	(0.52)	(0.27)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.52	0.22	1.03	1.25	(0.27)	(0.23)	(0.50)
Year Ended 1/31/2017	$10.05	0.20	0.67	0.87	(0.19)	(0.21)	(0.40)
The accompanying Notes to Financial Statements are an integral part of this statement.
50	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.48	6.50%	0.42%(c),(d)	0.42%(c),(d)	1.17%(c)	13%	$456,544
Year Ended 1/31/2021	$11.29	8.50%	0.49%(d)	0.49%(d),(e)	1.60%	66%	$443,656
Year Ended 1/31/2020	$10.97	10.52%	0.49%	0.49%(e)	2.12%	9%	$425,706
Year Ended 1/31/2019	$10.35	(2.62%)	0.48%	0.48%(e)	1.96%	21%	$427,506
Year Ended 1/31/2018	$11.38	11.79%	0.48%	0.48%(e)	1.71%	9%	$486,408
Year Ended 1/31/2017	$10.62	8.47%	0.49%	0.49%(e)	1.57%	18%	$494,948
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.36	6.71%	0.17%(c),(d)	0.17%(c),(d)	1.41%(c)	13%	$5,198
Year Ended 1/31/2021	$11.17	8.77%	0.24%(d)	0.24%(d),(e)	1.86%	66%	$5,549
Year Ended 1/31/2020	$10.86	10.80%	0.24%	0.24%(e)	2.42%	9%	$5,319
Year Ended 1/31/2019	$10.25	(2.40%)	0.23%	0.23%(e)	2.17%	21%	$4,943
Year Ended 1/31/2018	$11.28	12.07%	0.23%	0.23%(e)	2.09%	9%	$4,592
Year Ended 1/31/2017	$10.53	8.71%	0.24%	0.24%(e)	2.28%	18%	$2,705
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.29	6.12%	1.17%(c),(d)	1.17%(c),(d)	0.42%(c)	13%	$42,349
Year Ended 1/31/2021	$11.11	7.70%	1.24%(d)	1.24%(d),(e)	0.85%	66%	$45,087
Year Ended 1/31/2020	$10.80	9.65%	1.24%	1.24%(e)	1.36%	9%	$57,072
Year Ended 1/31/2019	$10.20	(3.23%)	1.23%	1.23%(e)	1.14%	21%	$61,019
Year Ended 1/31/2018	$11.21	10.92%	1.23%	1.23%(e)	0.95%	9%	$82,192
Year Ended 1/31/2017	$10.47	7.67%	1.24%	1.24%(e)	0.83%	18%	$87,493
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.28	6.56%	0.17%(c),(d)	0.17%(c),(d)	1.42%(c)	13%	$17,242
Year Ended 1/31/2021	$11.11	8.82%	0.24%(d)	0.24%(d),(e)	1.82%	66%	$16,686
Year Ended 1/31/2020	$10.80	10.76%	0.24%	0.24%(e)	2.38%	9%	$16,490
Year Ended 1/31/2019	$10.20	(2.32%)	0.23%	0.23%(e)	2.10%	21%	$17,131
Year Ended 1/31/2018	$11.22	12.03%	0.23%	0.23%(e)	2.00%	9%	$28,796
Year Ended 1/31/2017	$10.48	8.75%	0.24%	0.24%(e)	1.78%	18%	$20,476
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.35	6.72%	0.15%(c),(d)	0.15%(c),(d)	1.46%(c)	13%	$6,004
Year Ended 1/31/2021	$11.16	8.70%	0.23%(d)	0.23%(d)	1.85%	66%	$3,691
Year Ended 1/31/2020	$10.86	10.83%	0.22%	0.22%	2.43%	9%	$3,683
Year Ended 1/31/2019	$10.25	(2.28%)	0.21%	0.21%	2.34%	21%	$3,758
Year Ended 1/31/2018	$11.27	12.12%	0.21%	0.21%	2.01%	9%	$2,655
Year Ended 1/31/2017	$10.52	8.78%	0.18%	0.18%	1.93%	18%	$2,084
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	51

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$10.99	0.08	0.64	0.72	(0.10)	(0.45)	(0.55)
Year Ended 1/31/2021	$10.70	0.20	0.70	0.90	(0.27)	(0.34)	(0.61)
Year Ended 1/31/2020	$10.10	0.25	0.84	1.09	(0.28)	(0.21)	(0.49)
Year Ended 1/31/2019	$11.13	0.30	(0.58)	(0.28)	(0.27)	(0.48)	(0.75)
Year Ended 1/31/2018	$10.40	0.23	1.01	1.24	(0.28)	(0.23)	(0.51)
Year Ended 1/31/2017	$9.94	0.19	0.67	0.86	(0.19)	(0.21)	(0.40)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.31	0.05	0.66	0.71	(0.07)	(0.45)	(0.52)
Year Ended 1/31/2021	$10.99	0.16	0.70	0.86	(0.20)	(0.34)	(0.54)
Year Ended 1/31/2020	$10.37	0.19	0.86	1.05	(0.22)	(0.21)	(0.43)
Year Ended 1/31/2019	$11.39	0.18	(0.51)	(0.33)	(0.21)	(0.48)	(0.69)
Year Ended 1/31/2018	$10.63	0.15	1.05	1.20	(0.21)	(0.23)	(0.44)
Year Ended 1/31/2017	$10.16	0.14	0.67	0.81	(0.13)	(0.21)	(0.34)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
52	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Conservative Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.16	6.66%	0.11%(c),(d)	0.11%(c),(d)	1.48%(c)	13%	$7,783
Year Ended 1/31/2021	$10.99	8.79%	0.18%(d)	0.18%(d)	1.93%	66%	$6,629
Year Ended 1/31/2020	$10.70	10.94%	0.18%	0.18%	2.42%	9%	$5,951
Year Ended 1/31/2019	$10.10	(2.36%)	0.17%	0.17%	2.96%	21%	$5,551
Year Ended 1/31/2018	$11.13	12.12%	0.16%	0.16%	2.15%	9%	$801
Year Ended 1/31/2017	$10.40	8.84%	0.13%	0.13%	1.83%	18%	$409
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.50	6.36%	0.67%(c),(d)	0.67%(c),(d)	0.92%(c)	13%	$1,741
Year Ended 1/31/2021	$11.31	8.21%	0.74%(d)	0.74%(d),(e)	1.48%	66%	$1,625
Year Ended 1/31/2020	$10.99	10.23%	0.74%	0.74%(e)	1.80%	9%	$1,177
Year Ended 1/31/2019	$10.37	(2.78%)	0.73%	0.73%(e)	1.71%	21%	$1,431
Year Ended 1/31/2018	$11.39	11.50%	0.73%	0.73%(e)	1.40%	9%	$1,924
Year Ended 1/31/2017	$10.63	8.09%	0.73%	0.73%(e)	1.30%	18%	$2,549
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	53

Financial Highlights
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.91	0.08	0.91	0.99	(0.12)	(0.79)	(0.91)
Year Ended 1/31/2021	$11.32	0.18	1.03	1.21	(0.27)	(0.35)	(0.62)
Year Ended 1/31/2020	$10.70	0.24	1.05	1.29	(0.25)	(0.42)	(0.67)
Year Ended 1/31/2019	$11.99	0.22	(0.73)	(0.51)	(0.25)	(0.53)	(0.78)
Year Ended 1/31/2018	$10.99	0.19	1.56	1.75	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2017	$10.34	0.18	0.95	1.13	(0.21)	(0.27)	(0.48)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.73	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.17	0.21	1.00	1.21	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.57	0.28	1.02	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.85	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.30	1.46	1.76	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.24	0.21	0.93	1.14	(0.24)	(0.27)	(0.51)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.80	0.03	0.90	0.93	(0.08)	(0.79)	(0.87)
Year Ended 1/31/2021	$11.21	0.10	1.03	1.13	(0.19)	(0.35)	(0.54)
Year Ended 1/31/2020	$10.61	0.15	1.04	1.19	(0.17)	(0.42)	(0.59)
Year Ended 1/31/2019	$11.89	0.13	(0.72)	(0.59)	(0.16)	(0.53)	(0.69)
Year Ended 1/31/2018	$10.91	0.11	1.54	1.65	(0.15)	(0.52)	(0.67)
Year Ended 1/31/2017	$10.27	0.10	0.94	1.04	(0.13)	(0.27)	(0.40)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.89	0.09	0.92	1.01	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.31	0.21	1.02	1.23	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.69	0.26	1.06	1.32	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.97	0.25	(0.72)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.98	0.24	1.53	1.77	(0.26)	(0.52)	(0.78)
Year Ended 1/31/2017	$10.33	0.22	0.94	1.16	(0.24)	(0.27)	(0.51)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.73	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.16	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.03	1.30	(0.28)	(0.42)	(0.70)
Year Ended 1/31/2019	$11.84	0.23	(0.70)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.22	1.54	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.21	0.94	1.15	(0.24)	(0.27)	(0.51)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.74	0.09	0.90	0.99	(0.14)	(0.79)	(0.93)
Year Ended 1/31/2021	$11.17	0.21	1.01	1.22	(0.30)	(0.35)	(0.65)
Year Ended 1/31/2020	$10.56	0.27	1.05	1.32	(0.29)	(0.42)	(0.71)
Year Ended 1/31/2019	$11.84	0.27	(0.74)	(0.47)	(0.28)	(0.53)	(0.81)
Year Ended 1/31/2018	$10.87	0.24	1.52	1.76	(0.27)	(0.52)	(0.79)
Year Ended 1/31/2017	$10.23	0.23	0.93	1.16	(0.25)	(0.27)	(0.52)
The accompanying Notes to Financial Statements are an integral part of this statement.
54	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$11.99	8.42%	0.38%(c),(d)	0.38%(c),(d)	1.23%(c)	17%	$1,376,257
Year Ended 1/31/2021	$11.91	11.31%	0.43%(d)	0.43%(d),(e)	1.66%	86%	$1,324,148
Year Ended 1/31/2020	$11.32	12.26%	0.43%	0.43%(e)	2.11%	10%	$1,280,253
Year Ended 1/31/2019	$10.70	(4.13%)	0.43%	0.43%(e)	1.94%	20%	$1,247,694
Year Ended 1/31/2018	$11.99	16.39%	0.44%	0.44%(e)	1.68%	9%	$1,389,747
Year Ended 1/31/2017	$10.99	11.19%	0.44%	0.44%(e)	1.64%	10%	$1,309,998
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$11.79	8.51%	0.13%(c),(d)	0.13%(c),(d)	1.48%(c)	17%	$4,171
Year Ended 1/31/2021	$11.73	11.48%	0.18%(d)	0.18%(d),(e)	1.91%	86%	$3,244
Year Ended 1/31/2020	$11.17	12.51%	0.18%	0.18%(e)	2.50%	10%	$3,051
Year Ended 1/31/2019	$10.57	(3.84%)	0.18%	0.18%(e)	2.28%	20%	$1,212
Year Ended 1/31/2018	$11.85	16.68%	0.18%	0.18%(e)	2.60%	9%	$1,021
Year Ended 1/31/2017	$10.87	11.39%	0.19%	0.19%(e)	1.98%	10%	$355
Class C
Six Months Ended 7/31/2021 (Unaudited)	$11.86	7.91%	1.12%(c),(d)	1.12%(c),(d)	0.47%(c)	17%	$108,729
Year Ended 1/31/2021	$11.80	10.56%	1.18%(d)	1.18%(d),(e)	0.89%	86%	$110,135
Year Ended 1/31/2020	$11.21	11.34%	1.18%	1.18%(e)	1.35%	10%	$153,545
Year Ended 1/31/2019	$10.61	(4.82%)	1.18%	1.18%(e)	1.15%	20%	$160,172
Year Ended 1/31/2018	$11.89	15.46%	1.19%	1.19%(e)	0.95%	9%	$207,421
Year Ended 1/31/2017	$10.91	10.34%	1.19%	1.19%(e)	0.90%	10%	$186,170
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$11.97	8.57%	0.13%(c),(d)	0.13%(c),(d)	1.48%(c)	17%	$57,999
Year Ended 1/31/2021	$11.89	11.51%	0.18%(d)	0.18%(d),(e)	1.91%	86%	$38,386
Year Ended 1/31/2020	$11.31	12.55%	0.18%	0.18%(e)	2.37%	10%	$37,112
Year Ended 1/31/2019	$10.69	(3.80%)	0.18%	0.18%(e)	2.19%	20%	$38,025
Year Ended 1/31/2018	$11.97	16.60%	0.19%	0.19%(e)	2.09%	9%	$39,872
Year Ended 1/31/2017	$10.98	11.48%	0.19%	0.19%(e)	2.02%	10%	$4,598
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.79	8.52%	0.12%(c),(d)	0.12%(c),(d)	1.47%(c)	17%	$7,436
Year Ended 1/31/2021	$11.73	11.59%	0.17%(d)	0.17%(d)	1.92%	86%	$6,728
Year Ended 1/31/2020	$11.16	12.53%	0.17%	0.17%	2.42%	10%	$5,447
Year Ended 1/31/2019	$10.56	(3.83%)	0.17%	0.17%	2.08%	20%	$4,554
Year Ended 1/31/2018	$11.84	16.62%	0.16%	0.16%	1.95%	9%	$7,323
Year Ended 1/31/2017	$10.87	11.55%	0.14%	0.14%	1.94%	10%	$5,521
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$11.80	8.53%	0.08%(c),(d)	0.08%(c),(d)	1.51%(c)	17%	$10,544
Year Ended 1/31/2021	$11.74	11.64%	0.12%(d)	0.12%(d)	1.94%	86%	$10,372
Year Ended 1/31/2020	$11.17	12.68%	0.13%	0.13%	2.42%	10%	$11,042
Year Ended 1/31/2019	$10.56	(3.79%)	0.13%	0.13%	2.45%	20%	$9,319
Year Ended 1/31/2018	$11.84	16.68%	0.12%	0.12%	2.11%	9%	$4,933
Year Ended 1/31/2017	$10.87	11.61%	0.09%	0.09%	2.15%	10%	$3,459
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	55

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.87	0.06	0.91	0.97	(0.11)	(0.79)	(0.90)
Year Ended 1/31/2021	$11.28	0.15	1.03	1.18	(0.24)	(0.35)	(0.59)
Year Ended 1/31/2020	$10.67	0.20	1.05	1.25	(0.22)	(0.42)	(0.64)
Year Ended 1/31/2019	$11.95	0.19	(0.72)	(0.53)	(0.22)	(0.53)	(0.75)
Year Ended 1/31/2018	$10.96	0.17	1.55	1.72	(0.21)	(0.52)	(0.73)
Year Ended 1/31/2017	$10.32	0.16	0.93	1.09	(0.18)	(0.27)	(0.45)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
The accompanying Notes to Financial Statements are an integral part of this statement.
56	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$11.94	8.22%	0.63%(c),(d)	0.63%(c),(d)	0.97%(c)	17%	$2,961
Year Ended 1/31/2021	$11.87	11.06%	0.68%(d)	0.68%(d),(e)	1.40%	86%	$2,652
Year Ended 1/31/2020	$11.28	11.92%	0.68%	0.68%(e)	1.79%	10%	$2,531
Year Ended 1/31/2019	$10.67	(4.30%)	0.68%	0.68%(e)	1.72%	20%	$3,156
Year Ended 1/31/2018	$11.95	16.05%	0.69%	0.69%(e)	1.46%	9%	$2,786
Year Ended 1/31/2017	$10.96	10.84%	0.69%	0.69%(e)	1.48%	10%	$2,282
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	57

Financial Highlights
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.06	1.31	1.37	(0.13)	(1.05)	(1.18)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.18	0.08	1.34	1.42	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.40	0.19	1.33	1.52	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.75	0.22	1.37	1.59	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.61	0.24	(0.98)	(0.74)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$12.10	0.24	2.24	2.48	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.23	0.19	1.30	1.49	(0.18)	(0.44)	(0.62)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.07	0.01	1.32	1.33	(0.08)	(1.05)	(1.13)
Year Ended 1/31/2021	$12.30	0.05	1.35	1.40	(0.11)	(0.52)	(0.63)
Year Ended 1/31/2020	$11.67	0.12	1.33	1.45	(0.15)	(0.67)	(0.82)
Year Ended 1/31/2019	$13.52	0.10	(0.96)	(0.86)	(0.14)	(0.85)	(0.99)
Year Ended 1/31/2018	$12.04	0.08	2.26	2.34	(0.13)	(0.73)	(0.86)
Year Ended 1/31/2017	$11.21	0.07	1.29	1.36	(0.09)	(0.44)	(0.53)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.02	0.08	1.31	1.39	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.25	0.18	1.33	1.51	(0.22)	(0.52)	(0.74)
Year Ended 1/31/2020	$11.62	0.24	1.33	1.57	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.47	0.23	(0.96)	(0.73)	(0.27)	(0.85)	(1.12)
Year Ended 1/31/2018	$11.98	0.20	2.26	2.46	(0.24)	(0.73)	(0.97)
Year Ended 1/31/2017	$11.13	0.18	1.29	1.47	(0.18)	(0.44)	(0.62)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.17	0.08	1.33	1.41	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.38	0.18	1.36	1.54	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.74	0.26	1.32	1.58	(0.27)	(0.67)	(0.94)
Year Ended 1/31/2019	$13.60	0.24	(0.97)	(0.73)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$12.09	0.23	2.26	2.49	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.23	0.20	1.30	1.50	(0.20)	(0.44)	(0.64)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$12.80	0.08	1.29	1.37	(0.15)	(1.05)	(1.20)
Year Ended 1/31/2021	$12.06	0.18	1.31	1.49	(0.23)	(0.52)	(0.75)
Year Ended 1/31/2020	$11.45	0.26	1.30	1.56	(0.28)	(0.67)	(0.95)
Year Ended 1/31/2019	$13.30	0.22	(0.94)	(0.72)	(0.28)	(0.85)	(1.13)
Year Ended 1/31/2018	$11.84	0.31	2.13	2.44	(0.25)	(0.73)	(0.98)
Year Ended 1/31/2017	$11.01	0.21	1.26	1.47	(0.20)	(0.44)	(0.64)
The accompanying Notes to Financial Statements are an integral part of this statement.
58	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.24	10.56%	0.40%(c),(d)	0.40%(c),(d)	0.92%(c)	15%	$1,788,835
Year Ended 1/31/2021	$13.05	12.89%	0.50%(d)	0.50%(d),(e)	1.22%	76%	$1,690,945
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(e)	1.77%	10%	$1,645,913
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(e)	1.59%	18%	$1,603,992
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(e)	1.35%	9%	$1,826,698
Year Ended 1/31/2017	$12.00	13.24%	0.47%(f)	0.47%(e),(f)	1.30%	9%	$1,671,442
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.40	10.82%	0.15%(c),(d)	0.15%(c),(d)	1.17%(c)	15%	$9,808
Year Ended 1/31/2021	$13.18	13.13%	0.24%(d)	0.24%(d),(e)	1.61%	76%	$8,672
Year Ended 1/31/2020	$12.40	13.75%	0.25%	0.25%(e)	1.80%	10%	$7,779
Year Ended 1/31/2019	$11.75	(5.19%)	0.24%	0.24%(e)	1.90%	18%	$14,622
Year Ended 1/31/2018	$13.61	21.09%	0.24%	0.24%(e)	1.86%	9%	$11,216
Year Ended 1/31/2017	$12.10	13.61%	0.22%(f)	0.22%(e),(f)	1.62%	9%	$2,128
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.27	10.21%	1.14%(c),(d)	1.14%(c),(d)	0.16%(c)	15%	$113,159
Year Ended 1/31/2021	$13.07	12.05%	1.25%(d)	1.25%(d),(e)	0.46%	76%	$116,412
Year Ended 1/31/2020	$12.30	12.55%	1.25%	1.25%(e)	1.01%	10%	$148,134
Year Ended 1/31/2019	$11.67	(6.12%)	1.24%	1.24%(e)	0.77%	18%	$151,414
Year Ended 1/31/2018	$13.52	19.91%	1.24%	1.24%(e)	0.59%	9%	$215,268
Year Ended 1/31/2017	$12.04	12.36%	1.22%(f)	1.22%(e),(f)	0.55%	9%	$216,271
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.21	10.73%	0.15%(c),(d)	0.15%(c),(d)	1.17%(c)	15%	$113,181
Year Ended 1/31/2021	$13.02	13.21%	0.25%(d)	0.25%(d),(e)	1.48%	76%	$106,491
Year Ended 1/31/2020	$12.25	13.73%	0.25%	0.25%(e)	2.01%	10%	$107,497
Year Ended 1/31/2019	$11.62	(5.17%)	0.24%	0.24%(e)	1.83%	18%	$108,487
Year Ended 1/31/2018	$13.47	21.13%	0.24%	0.24%(e)	1.59%	9%	$136,761
Year Ended 1/31/2017	$11.98	13.55%	0.22%(f)	0.22%(e),(f)	1.55%	9%	$119,833
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.38	10.77%	0.12%(c),(d)	0.12%(c),(d)	1.20%(c)	15%	$12,793
Year Ended 1/31/2021	$13.17	13.28%	0.21%(d)	0.21%(d)	1.53%	76%	$11,176
Year Ended 1/31/2020	$12.38	13.72%	0.20%	0.20%	2.13%	10%	$9,890
Year Ended 1/31/2019	$11.74	(5.15%)	0.19%	0.19%	1.89%	18%	$7,961
Year Ended 1/31/2018	$13.60	21.18%	0.19%	0.19%	1.80%	9%	$8,881
Year Ended 1/31/2017	$12.09	13.63%	0.13%(f)	0.13%(f)	1.68%	9%	$5,706
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$12.97	10.79%	0.07%(c),(d)	0.07%(c),(d)	1.25%(c)	15%	$16,421
Year Ended 1/31/2021	$12.80	13.27%	0.16%(d)	0.16%(d)	1.55%	76%	$14,407
Year Ended 1/31/2020	$12.06	13.87%	0.15%	0.15%	2.15%	10%	$13,771
Year Ended 1/31/2019	$11.45	(5.14%)	0.14%	0.14%	1.80%	18%	$11,447
Year Ended 1/31/2018	$13.30	21.26%	0.14%	0.14%	2.47%	9%	$20,776
Year Ended 1/31/2017	$11.84	13.68%	0.07%(f)	0.07%(f)	1.81%	9%	$1,128
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	59

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.03	0.05	1.31	1.36	(0.11)	(1.05)	(1.16)
Year Ended 1/31/2021	$12.26	0.12	1.33	1.45	(0.16)	(0.52)	(0.68)
Year Ended 1/31/2020	$11.63	0.18	1.33	1.51	(0.21)	(0.67)	(0.88)
Year Ended 1/31/2019	$13.48	0.17	(0.96)	(0.79)	(0.21)	(0.85)	(1.06)
Year Ended 1/31/2018	$11.99	0.15	2.24	2.39	(0.17)	(0.73)	(0.90)
Year Ended 1/31/2017	$11.14	0.13	1.29	1.42	(0.13)	(0.44)	(0.57)
Class V
Six Months Ended 7/31/2021 (Unaudited)	$13.05	0.06	1.31	1.37	(0.13)	(1.05)	(1.18)
Year Ended 1/31/2021	$12.28	0.15	1.33	1.48	(0.19)	(0.52)	(0.71)
Year Ended 1/31/2020	$11.64	0.22	1.33	1.55	(0.24)	(0.67)	(0.91)
Year Ended 1/31/2019	$13.50	0.20	(0.97)	(0.77)	(0.24)	(0.85)	(1.09)
Year Ended 1/31/2018	$12.00	0.17	2.27	2.44	(0.21)	(0.73)	(0.94)
Year Ended 1/31/2017	$11.15	0.15	1.30	1.45	(0.16)	(0.44)	(0.60)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class	Institutional 3 Class	Class R	Class V
01/31/2017	0.04%	0.04%	0.04%	0.04%	0.04%	0.05%	0.04%	0.04%
The accompanying Notes to Financial Statements are an integral part of this statement.
60	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Moderate Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.23	10.52%	0.65%(c),(d)	0.65%(c),(d)	0.66%(c)	15%	$5,638
Year Ended 1/31/2021	$13.03	12.62%	0.75%(d)	0.75%(d),(e)	0.98%	76%	$5,315
Year Ended 1/31/2020	$12.26	13.15%	0.75%	0.75%(e)	1.46%	10%	$4,823
Year Ended 1/31/2019	$11.63	(5.66%)	0.74%	0.74%(e)	1.37%	18%	$4,957
Year Ended 1/31/2018	$13.48	20.51%	0.74%	0.74%(e)	1.14%	9%	$4,816
Year Ended 1/31/2017	$11.99	12.97%	0.72%(f)	0.72%(e),(f)	1.10%	9%	$3,743
Class V
Six Months Ended 7/31/2021 (Unaudited)	$13.24	10.56%	0.40%(c),(d)	0.40%(c),(d)	0.93%(c)	15%	$88,869
Year Ended 1/31/2021	$13.05	12.89%	0.50%(d)	0.50%(d),(e)	1.22%	76%	$84,036
Year Ended 1/31/2020	$12.28	13.51%	0.50%	0.50%(e)	1.78%	10%	$81,137
Year Ended 1/31/2019	$11.64	(5.48%)	0.49%	0.49%(e)	1.58%	18%	$79,629
Year Ended 1/31/2018	$13.50	20.88%	0.49%	0.49%(e)	1.35%	9%	$93,279
Year Ended 1/31/2017	$12.00	13.24%	0.47%(f)	0.47%(e),(f)	1.30%	9%	$86,404
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	61

Financial Highlights
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 7/31/2021 (Unaudited)	$13.49	0.04	1.73	1.77	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.58	0.15	1.56	1.71	(0.18)	(0.62)	(0.80)
Year Ended 1/31/2020	$11.90	0.19	1.45	1.64	(0.19)	(0.77)	(0.96)
Year Ended 1/31/2019	$14.10	0.17	(1.19)	(1.02)	(0.23)	(0.95)	(1.18)
Year Ended 1/31/2018	$12.11	0.14	2.85	2.99	(0.20)	(0.80)	(1.00)
Year Ended 1/31/2017	$11.08	0.13	1.49	1.62	(0.14)	(0.45)	(0.59)
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$13.16	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.29	0.21	1.49	1.70	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.19	1.45	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.83	0.20	(1.18)	(0.98)	(0.26)	(0.95)	(1.21)
Year Ended 1/31/2018	$11.89	0.14	2.83	2.97	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$10.89	0.15	1.46	1.61	(0.16)	(0.45)	(0.61)
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.09	(0.01)	1.67	1.66	—	(0.84)	(0.84)
Year Ended 1/31/2021	$12.24	0.05	1.51	1.56	(0.09)	(0.62)	(0.71)
Year Ended 1/31/2020	$11.60	0.09	1.42	1.51	(0.10)	(0.77)	(0.87)
Year Ended 1/31/2019	$13.77	0.07	(1.16)	(1.09)	(0.13)	(0.95)	(1.08)
Year Ended 1/31/2018	$11.85	0.04	2.79	2.83	(0.11)	(0.80)	(0.91)
Year Ended 1/31/2017	$10.87	0.04	1.45	1.49	(0.06)	(0.45)	(0.51)
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$13.42	0.06	1.72	1.78	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.52	0.20	1.53	1.73	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.84	0.22	1.45	1.67	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$14.04	0.15	(1.13)	(0.98)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$12.06	0.22	2.79	3.01	(0.23)	(0.80)	(1.03)
Year Ended 1/31/2017	$11.03	0.16	1.48	1.64	(0.16)	(0.45)	(0.61)
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.15	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.29	0.18	1.51	1.69	(0.21)	(0.62)	(0.83)
Year Ended 1/31/2020	$11.64	0.23	1.41	1.64	(0.22)	(0.77)	(0.99)
Year Ended 1/31/2019	$13.82	0.20	(1.16)	(0.96)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.19	2.79	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.88	0.17	1.45	1.62	(0.17)	(0.45)	(0.62)
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$13.14	0.06	1.69	1.75	(0.01)	(0.84)	(0.85)
Year Ended 1/31/2021	$12.28	0.17	1.53	1.70	(0.22)	(0.62)	(0.84)
Year Ended 1/31/2020	$11.63	0.23	1.42	1.65	(0.23)	(0.77)	(1.00)
Year Ended 1/31/2019	$13.82	0.22	(1.19)	(0.97)	(0.27)	(0.95)	(1.22)
Year Ended 1/31/2018	$11.88	0.18	2.80	2.98	(0.24)	(0.80)	(1.04)
Year Ended 1/31/2017	$10.87	0.19	1.45	1.64	(0.18)	(0.45)	(0.63)
The accompanying Notes to Financial Statements are an integral part of this statement.
62	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 7/31/2021 (Unaudited)	$14.41	13.11%	0.39%(c),(d)	0.39%(c),(d)	0.61%(c)	6%	$1,318,968
Year Ended 1/31/2021	$13.49	14.61%	0.43%(d),(e)	0.43%(d),(e),(f)	1.22%	74%	$1,214,331
Year Ended 1/31/2020	$12.58	14.00%	0.47%	0.47%(f)	1.49%	12%	$623,971
Year Ended 1/31/2019	$11.90	(6.90%)	0.47%	0.47%(f)	1.30%	20%	$599,211
Year Ended 1/31/2018	$14.10	25.45%	0.49%	0.49%(f)	1.08%	13%	$670,783
Year Ended 1/31/2017	$12.11	14.95%	0.50%	0.50%(f)	1.06%	12%	$582,182
Advisor Class
Six Months Ended 7/31/2021 (Unaudited)	$14.06	13.31%	0.14%(c),(d)	0.14%(c),(d)	0.86%(c)	6%	$8,941
Year Ended 1/31/2021	$13.16	14.90%	0.17%(d),(e)	0.17%(d),(e),(f)	1.68%	74%	$8,176
Year Ended 1/31/2020	$12.29	14.33%	0.22%	0.22%(f)	1.60%	12%	$1,611
Year Ended 1/31/2019	$11.64	(6.69%)	0.22%	0.22%(f)	1.58%	20%	$1,965
Year Ended 1/31/2018	$13.83	25.76%	0.23%	0.23%(f)	1.10%	13%	$1,662
Year Ended 1/31/2017	$11.89	15.20%	0.25%	0.25%(f)	1.27%	12%	$1,242
Class C
Six Months Ended 7/31/2021 (Unaudited)	$13.91	12.69%	1.14%(c),(d)	1.14%(c),(d)	(0.15%)(c)	6%	$89,152
Year Ended 1/31/2021	$13.09	13.73%	1.18%(d),(e)	1.18%(d),(e),(f)	0.40%	74%	$90,213
Year Ended 1/31/2020	$12.24	13.21%	1.22%	1.22%(f)	0.75%	12%	$74,297
Year Ended 1/31/2019	$11.60	(7.64%)	1.22%	1.22%(f)	0.52%	20%	$70,524
Year Ended 1/31/2018	$13.77	24.61%	1.24%	1.24%(f)	0.34%	13%	$88,717
Year Ended 1/31/2017	$11.85	14.01%	1.25%	1.25%(f)	0.33%	12%	$75,648
Institutional Class
Six Months Ended 7/31/2021 (Unaudited)	$14.35	13.28%	0.14%(c),(d)	0.14%(c),(d)	0.85%(c)	6%	$44,122
Year Ended 1/31/2021	$13.42	14.86%	0.17%(d),(e)	0.17%(d),(e),(f)	1.58%	74%	$38,843
Year Ended 1/31/2020	$12.52	14.34%	0.22%	0.22%(f)	1.76%	12%	$11,920
Year Ended 1/31/2019	$11.84	(6.65%)	0.22%	0.22%(f)	1.17%	20%	$10,382
Year Ended 1/31/2018	$14.04	25.73%	0.23%	0.23%(f)	1.67%	13%	$20,763
Year Ended 1/31/2017	$12.06	15.27%	0.25%	0.25%(f)	1.39%	12%	$3,329
Institutional 2 Class
Six Months Ended 7/31/2021 (Unaudited)	$14.05	13.32%	0.12%(c),(d)	0.12%(c),(d)	0.89%(c)	6%	$9,699
Year Ended 1/31/2021	$13.15	14.82%	0.16%(d),(e)	0.16%(d),(e)	1.48%	74%	$8,780
Year Ended 1/31/2020	$12.29	14.35%	0.20%	0.20%	1.92%	12%	$5,079
Year Ended 1/31/2019	$11.64	(6.60%)	0.20%	0.20%	1.56%	20%	$2,978
Year Ended 1/31/2018	$13.82	25.83%	0.20%	0.20%	1.44%	13%	$2,642
Year Ended 1/31/2017	$11.88	15.28%	0.18%	0.18%	1.49%	12%	$1,638
Institutional 3 Class
Six Months Ended 7/31/2021 (Unaudited)	$14.04	13.34%	0.07%(c),(d)	0.07%(c),(d)	0.90%(c)	6%	$13,422
Year Ended 1/31/2021	$13.14	14.88%	0.13%(d),(e)	0.13%(d),(e)	1.41%	74%	$12,370
Year Ended 1/31/2020	$12.28	14.42%	0.15%	0.15%	1.86%	12%	$10,623
Year Ended 1/31/2019	$11.63	(6.62%)	0.15%	0.15%	1.75%	20%	$8,668
Year Ended 1/31/2018	$13.82	25.89%	0.14%	0.14%	1.40%	13%	$3,722
Year Ended 1/31/2017	$11.88	15.44%	0.13%	0.13%	1.66%	12%	$2,111
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	63

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class R
Six Months Ended 7/31/2021 (Unaudited)	$13.35	0.03	1.71	1.74	(0.00)(g)	(0.84)	(0.84)
Year Ended 1/31/2021	$12.47	0.08	1.57	1.65	(0.15)	(0.62)	(0.77)
Year Ended 1/31/2020	$11.80	0.15	1.45	1.60	(0.16)	(0.77)	(0.93)
Year Ended 1/31/2019	$13.99	0.14	(1.18)	(1.04)	(0.20)	(0.95)	(1.15)
Year Ended 1/31/2018	$12.02	0.11	2.83	2.94	(0.17)	(0.80)	(0.97)
Year Ended 1/31/2017	$11.01	0.14	1.43	1.57	(0.11)	(0.45)	(0.56)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	The benefits derived from expense reductions had an impact of less than 0.01%.
(g)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
64	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Financial Highlights  (continued)
Columbia Capital Allocation Aggressive Portfolio
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class R
Six Months Ended 7/31/2021 (Unaudited)	$14.25	13.08%	0.64%(c),(d)	0.64%(c),(d)	0.36%(c)	6%	$3,193
Year Ended 1/31/2021	$13.35	14.23%	0.69%(d),(e)	0.69%(d),(e),(f)	0.70%	74%	$2,795
Year Ended 1/31/2020	$12.47	13.77%	0.72%	0.72%(f)	1.21%	12%	$2,927
Year Ended 1/31/2019	$11.80	(7.15%)	0.72%	0.72%(f)	1.09%	20%	$2,750
Year Ended 1/31/2018	$13.99	25.21%	0.73%	0.73%(f)	0.83%	13%	$2,671
Year Ended 1/31/2017	$12.02	14.61%	0.75%	0.75%(f)	1.22%	12%	$2,099
The accompanying Notes to Financial Statements are an integral part of this statement.
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Notes to Financial Statements
July 31, 2021 (Unaudited)
Note 1. Organization
Columbia Funds Series Trust and Columbia Funds Series Trust II (each, a Trust and collectively, the Trusts), are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. Columbia Funds Series Trust is organized as a Delaware statutory trust and Columbia Funds Series Trust II is organized as a Massachusetts business trust.
Information presented in these financial statements pertains to the following series of the Trusts (each, a Fund and collectively, the Funds): Columbia Capital Allocation Moderate Conservative Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio, each a series of Columbia Funds Series Trust, and Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio, each a series of Columbia Funds Series Trust II. Each Fund is a diversified fund.
Each Fund is a “fund-of-funds”, investing significantly in affiliated funds managed by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), or its affiliates, as well as third-party advised (unaffiliated) funds, including exchange-traded funds (collectively, Underlying Funds). Each Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. For information on the investment strategies, operations and risks of the Underlying Funds, please refer to the Fund’s current prospectus as well as the prospectuses and shareholder reports of the Underlying Funds, which are available from the Securities and Exchange Commission’s website at www.sec.gov or on the Underlying Funds’ website at columbiathreadneedleus.com/investor/.
Fund shares
Each Trust may issue an unlimited number of shares (without par value) that can be allocated among the separate series as designated by the Board of Trustees.
Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Aggressive Portfolio and Columbia Capital Allocation Aggressive Portfolio offer each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trusts’ organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges.
Class A and Class C shares are offered to the general public for investment. Effective April 1, 2021, Class C shares automatically convert to Class A shares after 8 years. Prior to April 1, 2021, Class C shares automatically converted to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available through authorized investment professionals, to omnibus retirement plans or to institutional and certain other investors as described in the Fund’s prospectus. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations.
Note 2. Summary of significant accounting policies
Basis of preparation
Each Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Investments in the Underlying Funds (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Funds’ Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Funds do not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
Certain Funds invest in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any
Columbia Capital Allocation Portfolios | Semiannual Report 2021	67

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the CCP or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. Each Fund bought and sold futures contracts to produce incremental earnings, to manage the duration and yield curve exposure of the Fund versus the benchmark, to manage exposure to movements in interest rates, to manage exposure to the securities market and to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into
68	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and may be entered into as a bilateral contract or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty (the CCP) and the CCP becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the CCP in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, the Fund has minimal credit exposure to the FCM because the CCP stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the FCM or CCP may not fulfill its obligation under the contract.
Credit default swap contracts
Each Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and increase or decrease its credit exposure to a specific debt security or a basket of debt securities as a protection buyer to reduce overall credit exposure. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
Columbia Capital Allocation Portfolios | Semiannual Report 2021	69

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Funds, including: the fair value of derivatives by risk category and the location of those fair values in the Statements of Assets and Liabilities; and the impact of derivative transactions over the period in the Statements of Operations, including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
Columbia Capital Allocation Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	119,571*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	101,318	101,318
Equity risk	493,796	—	493,796
Total	493,796	101,318	595,114

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(57,640)	(57,640)
Equity risk	(286,942)	—	(286,942)
Total	(286,942)	(57,640)	(344,582)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	2,295,515*
Futures contracts — short	109,738*
Credit default swap contracts — sell protection	602,604**

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2021.
Columbia Capital Allocation Moderate Conservative Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	464,209*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	71

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	236,965	236,965
Equity risk	1,454,518	—	1,454,518
Interest rate risk	(292,389)	—	(292,389)
Total	1,162,129	236,965	1,399,094

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(133,149)	(133,149)
Equity risk	(979,538)	—	(979,538)
Interest rate risk	214,226	—	214,226
Total	(765,312)	(133,149)	(898,461)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	8,212,715*
Futures contracts — short	219,475*
Credit default swap contracts — sell protection	1,445,192**

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2021.
Columbia Capital Allocation Moderate Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	968,599*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,736,787*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	833,943	833,943
Equity risk	2,215,539	—	2,215,539
Interest rate risk	(2,843,104)	—	(2,843,104)
Total	(627,565)	833,943	206,378

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(606,993)	(606,993)
Equity risk	(2,843,545)	—	(2,843,545)
Interest rate risk	1,878,462	—	1,878,462
Total	(965,083)	(606,993)	(1,572,076)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	84,842,610*
Futures contracts — short	9,671,803*
Credit default swap contracts — sell protection	2,335,055**

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2021.
Columbia Capital Allocation Moderate Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,380,040*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	4,891,227*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	73

Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,820,372	1,820,372
Equity risk	6,401,600	—	6,401,600
Interest rate risk	(3,179,561)	—	(3,179,561)
Total	3,222,039	1,820,372	5,042,411

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(1,322,415)	(1,322,415)
Equity risk	(6,403,629)	—	(6,403,629)
Interest rate risk	2,587,376	—	2,587,376
Total	(3,816,253)	(1,322,415)	(5,138,668)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	137,925,955*
Futures contracts — short	17,963,008*
Credit default swap contracts — sell protection	3,610,846**

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2021.
Columbia Capital Allocation Aggressive Portfolio
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at July 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	1,526,988*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Equity risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	3,980,249*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended July 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	1,252,581	1,252,581
Equity risk	12,480,725	—	12,480,725
Total	12,480,725	1,252,581	13,733,306

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)	Swap contracts ($)	Total ($)
Credit risk	—	(947,794)	(947,794)
Equity risk	(4,587,505)	—	(4,587,505)
Total	(4,587,505)	(947,794)	(5,535,299)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended July 31, 2021:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	104,781,882*
Futures contracts — short	15,275,579*
Credit default swap contracts — sell protection	2,378,275**

*	Based on the ending quarterly outstanding amounts for the six months ended July 31, 2021.
**	Based on the ending daily outstanding amounts for the six months ended July 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are recorded on the ex-dividend date.
The Funds may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
Expenses
General expenses of the Trusts are allocated to the Funds and other funds of the Trusts based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses which are charged directly to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
For federal income tax purposes, each Fund is treated as a separate entity. The Funds intend to qualify each year as separate regulated investment companies under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of their investment company taxable income and net capital gain, if any, for their tax year, and as such will not be subject to federal income taxes. In addition, the Funds intend to distribute in each calendar year substantially all of their ordinary income, capital gain net income and certain other amounts, if any, such that the Funds should not be subject to federal excise tax. Therefore, no federal income or excise tax provisions are recorded.
Foreign taxes
The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid quarterly for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Moderate Aggressive Portfolio. Distributions from net investment income, if any, are declared and paid semi-annually for Columbia Capital Allocation Aggressive Portfolio. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trusts’ organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts or its funds. In addition, certain of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined, and the Funds have no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees and underlying fund fees
The Funds have entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is a blend of (i) 0.02% on assets invested in Columbia proprietary funds (excluding any underlying funds that do not pay a management services fee (or investment advisory services fee, as applicable) to the Investment Manager), (ii) 0.12% on
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
assets invested in non-exchange-traded third-party advised mutual funds and (iii) 0.57% on assets invested in all other securities, including other funds advised by the Investment Manager that do not pay a management services fee (or investment advisory services fee, as applicable), exchange-traded funds, derivatives and individual securities.
The annualized effective management services fee rates, based on each Fund’s average daily net assets for the six months ended July 31, 2021 were as follows:
Effective management services fee rate (%)
Columbia Capital Allocation Conservative Portfolio	0.07
Columbia Capital Allocation Moderate Conservative Portfolio	0.04
Columbia Capital Allocation Moderate Portfolio	0.04
Columbia Capital Allocation Moderate Aggressive Portfolio	0.04
Columbia Capital Allocation Aggressive Portfolio	0.04
In addition to the fees and expenses which the Funds bear directly, the Funds indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which the Funds invest. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. These expenses are not reflected in the expenses shown in Statement of Operations and are not included in the ratios to average net assets shown in the Financial Highlights.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Funds as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. Each Fund’s liability for these amounts is adjusted for market value changes and remains in the Funds until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Funds. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Funds in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Funds, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended July 31, 2021, the Funds’ annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.08	0.08	0.08	0.08	0.07	0.02	0.08	—
Columbia Capital Allocation Moderate Conservative Portfolio	0.08	0.08	0.08	0.08	0.06	0.02	0.08	—
Columbia Capital Allocation Moderate Portfolio	0.07	0.07	0.07	0.07	0.06	0.02	0.07	—
Columbia Capital Allocation Moderate Aggressive Portfolio	0.09	0.09	0.09	0.09	0.06	0.01	0.09	0.09
Columbia Capital Allocation Aggressive Portfolio	0.08	0.08	0.08	0.08	0.06	0.01	0.08	—
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Funds and recorded as part of expense reductions in the Statement of Operations. For the six months ended July 31, 2021, no minimum account balance fees were charged by the Funds.
Distribution and service fees
The Funds have entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Funds and providing services to investors.
Under the Plans, each Fund pays a monthly fee to the Distributor at the annual rates of up to 0.25% of each Fund’s average daily net assets attributable to Class A shares, up to 1.00% of each Fund’s average daily net assets attributable to Class C shares and up to 0.50% of each Fund’s average daily net assets attributable to Class R shares (of which up to 0.25% may be used for shareholder services for Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio and Columbia Capital Allocation Aggressive Portfolio).
For Class C shares of the Funds, of 1.00% fee, up to 0.75% is reimbursed for distribution expenses.
The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) for each Fund was approximately as follows:
Fund	Class C ($)
Columbia Capital Allocation Conservative Portfolio	336,000
Columbia Capital Allocation Moderate Portfolio	1,589,000
Columbia Capital Allocation Aggressive Portfolio	2,040,000
These amounts are based on the most recent information available as of June 30, 2021, and may be recovered from future payments under the distribution plan or contingent deferred sales charges (CDSCs). To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.
Shareholder services fees
Columbia Capital Allocation Moderate Aggressive Portfolio has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
(comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end and CDSCs, received by the Distributor for distributing each Fund’s shares for the six months ended July 31, 2021, if any, are as follows:
	Front End (%)			CDSC (%)			Amount ($)
Fund	Class A	Class C	Class V	Class A	Class C	Class V	Class A	Class C	Class V
Columbia Capital Allocation Conservative Portfolio	4.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	70,396	280	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	118,410	1,915	N/A
Columbia Capital Allocation Moderate Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	558,205	5,424	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	5.75	—	5.75	0.50 - 1.00(a)	1.00(b)	0.50 - 1.00(a)	653,983	5,317	126
Columbia Capital Allocation Aggressive Portfolio	5.75	—	N/A	0.50 - 1.00(a)	1.00(b)	N/A	564,206	5,129	N/A

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that each Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Funds’ custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	June 1, 2021 through May 31, 2022
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.28	0.23	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.54	0.29	1.29	0.29	0.28	0.24	0.79	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.23	0.18	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.19	0.76	N/A

	Prior to June 1, 2021
Fund	Class A (%)	Advisor Class (%)	Class C (%)	Institutional Class (%)	Institutional 2 Class (%)	Institutional 3 Class (%)	Class R (%)	Class V (%)
Columbia Capital Allocation Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.22	0.79	N/A
Columbia Capital Allocation Moderate Conservative Portfolio	0.54	0.29	1.29	0.29	0.27	0.23	0.79	N/A
Columbia Capital Allocation Moderate Portfolio	0.47	0.22	1.22	0.22	0.21	0.17	0.72	N/A
Columbia Capital Allocation Moderate Aggressive Portfolio	0.51	0.26	1.26	0.26	0.22	0.17	0.76	0.51
Columbia Capital Allocation Aggressive Portfolio	0.51	0.26	1.26	0.26	0.24	0.20	0.76	N/A
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
with certain shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. Each Fund’s management services fee is also excluded from the waiver/reimbursement commitment and is therefore paid by the Funds. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At July 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Fund	Tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
Columbia Capital Allocation Conservative Portfolio	234,415,000	14,117,000	(120,000)	13,997,000
Columbia Capital Allocation Moderate Conservative Portfolio	493,030,000	43,529,000	(464,000)	43,065,000
Columbia Capital Allocation Moderate Portfolio	1,404,278,000	160,749,000	(2,736,000)	158,013,000
Columbia Capital Allocation Moderate Aggressive Portfolio	1,853,282,000	290,658,000	(5,962,000)	284,696,000
Columbia Capital Allocation Aggressive Portfolio	1,192,251,000	289,745,000	(4,796,000)	284,949,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Funds has concluded that there are no significant uncertain tax positions in the Funds that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
For the six months ended July 31, 2021, the cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, for each Fund aggregated to:
	Purchases ($)	Proceeds from sales ($)
Columbia Capital Allocation Conservative Portfolio	21,339,343	33,762,976
Columbia Capital Allocation Moderate Conservative Portfolio	63,627,835	69,356,158
Columbia Capital Allocation Moderate Portfolio	253,439,359	257,247,637
Columbia Capital Allocation Moderate Aggressive Portfolio	312,052,147	339,787,751
Columbia Capital Allocation Aggressive Portfolio	90,076,897	145,151,642
The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
Each Fund may invest in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by each Fund and other affiliated funds (the Affiliated MMF). The income earned by the Funds from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, each Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, each Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Funds did not borrow or lend money under the Interfund Program during the six months ended July 31, 2021.
Note 8. Line of credit
Each Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Funds had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
No Fund had borrowings during the six months ended July 31, 2021.
Note 9. Significant risks
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency or index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Market and environment risk
The Funds may incur losses due to declines in the value of one or more securities in which they invest. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Funds, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Funds performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 pandemic has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Funds from executing advantageous investment decisions in a timely manner and negatively impact the Funds’ ability to achieve their investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Funds.
Shareholder concentration risk
At July 31, 2021, certain shareholder accounts owned more than 10% of the outstanding shares of one or more of the Funds. For unaffiliated shareholder accounts, the Funds have no knowledge about whether any portion of those shares were owned beneficially. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
The number of accounts and aggregate percentages of shares outstanding held therein were as follows:
Fund	Number of unaffiliated accounts	Percentage of shares outstanding held — unaffiliated (%)	Percentage of shares outstanding held — affiliated (%)
Columbia Capital Allocation Conservative Portfolio	—	—	75.8
Columbia Capital Allocation Moderate Conservative Portfolio	—	—	78.3
Columbia Capital Allocation Moderate Portfolio	—	—	87.0
Columbia Capital Allocation Moderate Aggressive Portfolio	1	11.9	58.0
Columbia Capital Allocation Aggressive Portfolio	—	—	73.8
Note 10. Fund reorganization for Columbia Capital Allocation Aggressive Portfolio
At the close of business on July 10, 2020, Columbia Capital Allocation Aggressive Portfolio (the Fund) acquired the assets and assumed the identified liabilities of Columbia Global Strategic Equity Fund (the Acquired Fund), a series of Columbia Funds Series Trust. The reorganization was completed after the Board of Trustees of the Acquired Fund approved a plan of reorganization at a meeting held in February 2020. The purpose of the transaction was to combine two funds managed by the Investment Manager with comparable investment objectives and strategies.
The aggregate net assets of the Fund immediately before the reorganization were $686,911,997 and the combined net assets immediately after the reorganization were $1,271,442,897.
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Notes to Financial Statements  (continued)
July 31, 2021 (Unaudited)
The reorganization was accomplished by a tax-free exchange of 44,911,934 shares of the Acquired Fund valued at $584,530,901 (including $27,785,496 of unrealized appreciation/(depreciation)).
In exchange for the Acquired Fund’s shares, the Fund issued the following number of shares:
Shares
Class A	44,359,371
Advisor Class	551,378
Class C	2,441,471
Institutional Class	2,235,823
Institutional 2 Class	152,038
Institutional 3 Class	20,038
Class R	48,363
For financial reporting purposes, net assets received and shares issued by the Fund were recorded at fair value; however, the Acquired Fund’s cost of investments was carried forward.
The Fund’s financial statements reflect both the operations of the Fund for the period prior to the reorganization and the combined Fund for the period subsequent to the reorganization. Because the combined investment portfolios have been managed as a single integrated portfolio since the reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the combined Fund’s Statement of Operations since the reorganization was completed.
Assuming the reorganization had been completed on February 1, 2020, the Fund’s pro-forma results of operations for the year ended January 31, 2021 would have been approximately:
($)
Net investment income	12,706,000
Net realized gain	153,569,000
Net change in unrealized appreciation	14,982,000
Net increase in net assets from operations	181,257,000
Note 11. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 12. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Funds.
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Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a liquidity risk management program (Program). The Program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk. Liquidity risk is defined as the risk that the Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
The Board has appointed the Investment Manager as the program administrator for the Fund’s Program. The Investment Manager has delegated oversight of the Program to its Liquidity Risk Management Committee (the Committee). At a board meeting during the fiscal period, the Committee provided the Board with a report addressing the operations of the program and assessing its adequacy and effectiveness of implementation for the period January 1, 2020, through December 31, 2020, including:
•	the Fund had sufficient liquidity to both meet redemptions and operate effectively on behalf of shareholders;
•	there were no material changes to the Program during the period;
•	the implementation of the Program was effective to manage the Fund’s liquidity risk; and
•	the Program operated adequately during the period.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
84	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Approval of Management Agreements
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Capital Allocation Aggressive Portfolio, Columbia Capital Allocation Conservative Portfolio, Columbia Capital Allocation Moderate Portfolio, Columbia Capital Allocation Moderate Conservative Portfolio, and Columbia Capital Allocation Moderate Aggressive Portfolio (the Funds). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Funds and other funds distributed by Columbia Management Investment Distributors, Inc.
On an annual basis, the Funds’ Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. The Investment Manager prepared detailed reports for the Board and its Contracts Committee in November and December 2020 and March, April and June 2021, including reports providing the results of analyses performed by an independent third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to requests for information by independent legal counsels to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Oversight Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 15, 2021 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration. The Independent Trustees considered all information that they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement. Among other things, the information and factors considered included the following:
•	Information on the investment performance of the Funds relative to the performance of a group of mutual funds determined to be comparable to the Funds by Broadridge, as well as performance relative to benchmarks;
•	Information on the Funds’ management fees and total expenses, including information comparing the Funds’ expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•	The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Funds so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Funds’ net assets;
•	Terms of the Management Agreement;
•	Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Funds, including agreements with respect to the provision of transfer agency and shareholder services to the Funds;
•	Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•	Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•	Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•	Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•	The profitability to the Investment Manager and its affiliates from their relationships with the Funds; and
Columbia Capital Allocation Portfolios | Semiannual Report 2021	85

Approval of Management Agreements  (continued)
•	Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight, over the past several years, as well as planned 2021 initiatives in this regard. The Board also took into account the broad scope of services provided by the Investment Manager to the Funds, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel. The Board also observed that the Investment Manager has been able to effectively manage, operate and distribute the Funds through the COVID-19 pandemic period with no disruptions in services provided.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2020 in the performance of administrative services, and noted the various enhancements anticipated for 2021. In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Funds’ and their service providers’ compliance programs. The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Funds’ other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes are proposed from the form of agreement previously approved. The Board also noted the wide array of legal and compliance services provided to the Funds under the Fund Management Agreements.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Funds under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
In this connection, the Board carefully reviewed the investment performance of the Funds, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Funds, (ii) the performance of a benchmark index, (iii) the percentage ranking of the Funds among their comparison groups, (iv) the Funds’ performance relative to peers and benchmarks and (v) the net assets of the Funds. With respect to the Columbia Capital Allocation Aggressive Portfolio, the Columbia Capital Allocation Moderate Conservative Portfolio, and the Columbia Capital Allocation Moderate Portfolio, the Board observed that the Fund’s performance for certain periods ranked above median based on information provided by Broadridge. With respect to the Columbia Capital Allocation Conservative Portfolio, the Board observed the Fund’s underperformance for certain periods, noting that appropriate steps (such as changes to the management team) had been taken or are contemplated to help improve the Fund’s performance. With respect to the Columbia Capital Allocation Moderate Aggressive Portfolio, the Board observed that Fund performance was well within the range of that of peers.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Funds’ peer groups for purposes of performance and expense comparisons.
86	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Approval of Management Agreements  (continued)
The Board also considered the Investment Manager’s performance and reputation generally, and the Investment Manager’s willingness to take steps intended to improve performance. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Funds
The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Funds’ expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Funds’ contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates. The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current "pricing philosophy" such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. With respect to each Fund, the Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Funds, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Funds. With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds. The Board considered that in 2020 the Board had considered 2019 profitability and that the 2021 information showed that the profitability generated by the Investment Manager in 2020 increased slightly from 2019 levels. It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Funds supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Funds, to groups of related funds, and to the Investment Manager as a whole, and whether those economies of scale were shared with the Funds through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered that the Management Agreement provides for a fee that is already at a relatively low level that does not include pre-established breakpoints, and requires Columbia Threadneedle to provide investment advice, as well as administrative, accounting and other services to the Fund.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement. In reaching its conclusions, no single factor was determinative.
Columbia Capital Allocation Portfolios | Semiannual Report 2021	87

Approval of Management Agreements  (continued)
On June 15, 2021, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.
88	Columbia Capital Allocation Portfolios | Semiannual Report 2021

Additional information
The Funds mail one shareholder report to each shareholder address, unless such shareholder elected to receive shareholder reports from the Fund electronically. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Funds hold investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT filings are available on the SEC’s website at sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Funds, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210
Fund distributor
Columbia Management Investment Distributors, Inc.
290 Congress Street
Boston, MA 02210
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Capital Allocation Portfolios | Semiannual Report 2021	89

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Columbia Capital Allocation Portfolios
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Funds, go to
columbiathreadneedleus.com/investor/. The Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR124_01_L01_(09/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust II
By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	September 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer
Date	September 22, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	September 22, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	September 22, 2021